UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980

MORGAN STANLEY INSTITUTIONAL FUND TRUST
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN
522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-548-7786

Date of fiscal year end:	9/30

Date of reporting period:	12/31/09

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close or the reporting period pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (36.8%)
Agency Adjustable Rate Mortgages (1.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.67%, 4/1/37	$46	$48
5.79%, 10/1/37	66	70
6.03%, 2/1/37	53	57
Federal National Mortgage Association,
Conventional Pools:
5.78%, 3/1/38	48	51
5.90%, 1/1/37	123	131
6.02%, 11/1/37	111	118
		475
Agency Fixed Rate Mortgages (12.7%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
5.00%, 10/1/35 - 8/1/39	650	668
7.50%, 5/1/35	24	28
8.00%, 8/1/32	24	27
8.50%, 8/1/31	23	27
January TBA:
4.50%, 1/1/40 (i)	100	100
5.50%, 1/1/40 (i)	25	26
6.00%, 1/1/40 (i)	75	79
Federal National Mortgage Association,
Conventional Pools:
5.50%, 11/1/35 - 8/1/38	1,973	2,072
6.00%, 7/1/37 - 11/1/38	1,542	1,636
6.50%, 10/1/38 - 1/1/39	186	199
7.50%, 8/1/37	48	54
8.00%, 4/1/33	24	27
8.50%, 10/1/32	24	28
January TBA:
4.50%, 1/1/25 - 1/1/40 (i)	250	254
5.00%, 1/1/40 (i)	175	180
Government National Mortgage Association,
January TBA:
4.50%, 1/1/40 (i)	200	200
5.00%, 1/1/40 (i)	400	412
		6,017
Asset Backed Securities (0.3%)
Bank of America Auto Trust,
0.67%, 7/15/10 (e)	59	59
Chrysler Financial Auto Securitization Trust,
1.01%, 7/15/10	59	59
		118
Commercial Mortgage Backed Securities (0.6%)
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49 (h)	100	90
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	80	78
5.37%, 9/15/39	100	95
		263
Finance (5.1%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (e)	100	100
Allstate Corp. (The),
7.45%, 5/16/19	65	76
American Express Co.,
8.13%, 5/20/19	105	125
AvalonBay Communities, Inc.,
6.10%, 3/15/20 (c)	100	102
Bank of America Corp.,
5.65%, 5/1/18	115	117
7.63%, 6/1/19	55	64
Barclays Bank plc,
6.75%, 5/22/19	150	167
Boston Properties LP,
5.88%, 10/15/19 (c)	50	50
Capital One Financial Corp.,
6.75%, 9/15/17	75	81
Citigroup, Inc.,
6.13%, 5/15/18	100	101
8.50%, 5/22/19	40	46
Commonwealth Bank of Australia,
5.00%, 10/15/19 (c)(e)	40	40
Credit Suisse, New York,
5.30%, 8/13/19	100	103
General Electric Capital Corp.,
5.88%, 1/14/38	160	149
6.00%, 8/7/19	25	26
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	85	91
JPMorgan Chase & Co.,
6.30%, 4/23/19	140	154
MetLife, Inc.,
7.72%, 2/15/19 (c)	100	118
PNC Funding Corp.,
6.70%, 6/10/19 (c)	50	56
Prudential Financial, Inc.,
7.38%, 6/15/19 (c)	70	79
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	50	50
Simon Property Group LP,
6.75%, 5/15/14	75	80
U.S. Central Federal Credit Union,
1.90%, 10/19/12	250	250
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19 (c)(e)	50	54
Wells Fargo & Co.,
5.63%, 12/11/17	110	114
		2,393
Industrials (3.7%)
ArcelorMittal,
9.85%, 6/1/19	100	130
AT&T, Inc.,
6.30%, 1/15/38	150	153
Comcast Corp.,
5.70%, 5/15/18	110	116
COX Communications, Inc.,
8.38%, 3/1/39 (e)	65	81
CVS Caremark Corp.,
6.60%, 3/15/19	105	115
Delhaize America, Inc.,
9.00%, 4/15/31	100	128
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19 (e)	35	36
General Electric Co.,
5.25%, 12/6/17	40	41
Home Depot, Inc.,
5.88%, 12/16/36	30	29
Kohl’s Corp.,
6.88%, 12/15/37	55	63
Kraft Foods, Inc.,
7.00%, 8/11/37	80	86
Newmont Mining Corp.,
5.13%, 10/1/19	65	65
News America, Inc.,
7.85%, 3/1/39	60	70
Petrobras International Finance Co.,
5.75%, 1/20/20 (c)	90	92
Telecom Italia Capital S.A.,
7.18%, 6/18/19	105	117

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Time Warner Cable, Inc.,
8.25%, 4/1/19	$40	$48
Union Pacific Corp.,
7.88%, 1/15/19	100	121
Verizon Communications, Inc.,
8.95%, 3/1/39 (c)	140	190
Weatherford International Ltd.,
9.63%, 3/1/19 (c)	50	62
Xerox Corp.,
5.63%, 12/15/19	20	20
		1,763
Mortgages — Other (0.0%)
Ryland Acceptance Corp. IV,
6.65%, 7/1/11 (d)(l)	— @	— @

Municipal Bonds (0.2%)
California State, General Obligation Bonds,
5.95%, 4/1/16	50	50
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds,
6.18%, 1/1/34	50	51
		101
Sovereign (0.2%)
Federative Republic of Brazil,
6.00%, 1/17/17	100	109

U.S. Agency Securities (2.7%)
Federal Home Loan Mortgage Corp.,
1.75%, 6/15/12 (c)	450	452
2.50%, 1/7/14 (c)	400	401
4.88%, 6/13/18	150	161
Federal National Mortgage Association,
4.38%, 10/15/15	250	266
		1,280
U.S. Treasury Securities (9.2%)
U.S. Treasury Bond,
4.75%, 2/15/37	305	311
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/20 - 11/15/22 (c)	1,290	765
U.S. Treasury Notes,
0.75%, 11/30/11	500	497
1.38%, 9/15/12 (c)	500	498
1.75%, 3/31/14	180	176
2.38%, 10/31/14 (c)	1,690	1,672
2.75%, 2/15/19	100	92
3.00%, 8/31/16 - 9/30/16 (c)	350	344
		4,355
Utilities (1.1%)
Exelon Generation Co. LLC,
5.20%, 10/1/19	125	125
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	120	121
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18 (c)	110	117
Ohio Power Co.,
5.38%, 10/1/21	125	126
Plains All American Pipeline LP/PAA Finance Corp.,
8.75%, 5/1/19	30	35
		524
Total Fixed Income Securities (Cost $17,156)		17,398

	Shares
Common Stocks (66.4%)
Aerospace & Defense (1.5%)
Boeing Co. (The)	1,950	106
General Dynamics Corp.	900	61
Honeywell International, Inc.	1,800	71
ITT Corp.	700	35
L-3 Communications Holdings, Inc.	400	35
Lockheed Martin Corp.	650	49
Northrop Grumman Corp.	700	39
Precision Castparts Corp.	400	44
Raytheon Co.	950	49
Rockwell Collins, Inc.	600	33
United Technologies Corp.	2,500	173
		695
Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	4,121	242
Expeditors International of Washington, Inc.	9,360	325
		567
Airlines (0.0%)
Southwest Airlines Co.	400	5

Auto Components (0.2%)
Goodyear Tire & Rubber Co. (The) (a)	1,000	14
Johnson Controls, Inc.	2,300	63
		77
Automobiles (0.2%)
Ford Motor Co. (a)	8,700	87
Harley-Davidson, Inc.	900	23
Motors Liquidation Co. (a)	2,200	1
		111
Beverages (1.3%)
Coca-Cola Co. (The)	6,480	369
PepsiCo., Inc.	4,225	257
		626
Biotechnology (0.8%)
Amgen, Inc. (a)	2,700	153
Biogen Idec, Inc. (a)	800	43
Celgene Corp. (a)	1,000	56
Genzyme Corp. (a)	700	34
Gilead Sciences, Inc. (a)	2,200	95
		381
Capital Markets (1.6%)
Ameriprise Financial, Inc.	400	16
Bank of New York Mellon Corp. (The)	1,300	36
BlackRock, Inc., Class A	1,071	249
Charles Schwab Corp. (The)	13,996	263
Franklin Resources, Inc.	200	21
Goldman Sachs Group, Inc. (The)	500	84
Invesco Ltd.	714	17
Northern Trust Corp.	300	16
State Street Corp.	600	26
T. Rowe Price Group, Inc.	400	21
		749
Chemicals (1.6%)
Monsanto Co.	9,302	760

Commercial Banks (1.4%)
BB&T Corp.	2,000	51
Fifth Third Bancorp.	2,300	22
KeyCorp	1,100	6
M&T Bank Corp.	200	13
PNC Financial Services Group, Inc.	1,600	84
Regions Financial Corp.	2,800	15
SunTrust Banks, Inc.	900	18
U.S. Bancorp	6,700	151

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

		Value
	Shares	(000)
Commercial Banks (cont’d)
Wells Fargo & Co.	11,800	$319
		679
Communications Equipment (1.7%)
Cisco Systems, Inc. (a)	15,691	375
Juniper Networks, Inc. (a)	500	13
Motorola, Inc. (a)	1,900	15
QUALCOMM, Inc.	1,400	65
Research In Motion Ltd. (a)(c)	4,901	331
		799
Computer Services Software & Systems (0.6%)
Adobe Systems, Inc. (a)	7,047	259

Computers & Peripherals (3.7%)
Apple, Inc. (a)	6,548	1,381
Dell, Inc. (a)	1,900	27
EMC Corp. (a)	1,900	33
Hewlett-Packard Co.	2,300	119
International Business Machines Corp.	1,300	170
Sun Microsystems, Inc. (a)	1,900	18
		1,748
Construction & Engineering (0.0%)
Fluor Corp.	400	18

Construction Materials (0.7%)
Cemex S.A.B. de C.V. ADR (a)	8,086	96
Martin Marietta Materials, Inc.	2,517	225
		321
Consumer Finance (1.0%)
American Express Co.	10,906	442
Capital One Financial Corp.	500	19
Discover Financial Services	800	12
		473
Distributors (1.0%)
Li & Fung Ltd.	115,900	477

Diversified Financial Services (2.7%)
Bank of America Corp.	6,078	92
BM&F Bovespa S.A.	31,107	216
Citigroup, Inc.	6,200	21
CME Group, Inc.	1,074	361
IntercontinentalExchange, Inc. (a)	100	11
JPMorgan Chase & Co.	3,600	150
Leucadia National Corp. (a)	16,018	381
Moody’s Corp.	300	8
NYSE Euronext	400	10
		1,250
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	18,220	511
Verizon Communications, Inc.	7,700	255
		766
Electric Utilities (0.2%)
American Electric Power Co., Inc.	300	10
Duke Energy Corp.	628	11
Edison International	300	10
Entergy Corp.	100	8
Exelon Corp.	300	15
FirstEnergy Corp.	300	14
FPL Group, Inc.	200	11
PPL Corp.	400	13
Progress Energy, Inc.	200	8
Southern Co.	300	10
		110
Electrical Equipment (0.4%)
Emerson Electric Co.	2,200	94
First Solar, Inc. (a)	729	98
		192
Electronic Equipment, Instruments & Components (0.1%)
Agilent Technologies, Inc. (a)	400	13
Corning, Inc.	1,300	25
Tyco Electronics Ltd.	700	17
		55
Energy Equipment & Services (1.2%)
Halliburton Co.	1,700	51
National Oilwell Varco, Inc.	2,200	97
Noble Corp.	600	25
Schlumberger Ltd.	4,200	273
Transocean Ltd. (a)	1,300	108
Weatherford International Ltd. (a)	1,300	23
		577
Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	1,200	71
CVS Caremark Corp.	4,200	135
Kroger Co. (The)	1,600	33
Safeway, Inc.	1,000	21
Sysco Corp.	2,200	62
Walgreen Co.	2,800	103
Wal-Mart Stores, Inc.	6,500	347
		772
Food Products (1.0%)
Archer-Daniels-Midland Co.	2,602	82
ConAgra Foods, Inc.	1,711	39
General Mills, Inc.	1,467	104
Heinz (H.J.) Co.	1,059	45
Kellogg Co.	993	53
Kraft Foods, Inc., Class A	5,348	145
Sara Lee Corp.	1,378	17
		485
Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	1,200	71
Becton Dickinson & Co.	500	40
Boston Scientific Corp. (a)	2,600	23
C.R. Bard, Inc.	300	23
Covidien plc	900	43
Gen-Probe, Inc. (a)	2,096	90
Intuitive Surgical, Inc. (a)	850	258
Medtronic, Inc.	2,100	92
St. Jude Medical, Inc. (a)	600	22
Stryker Corp.	600	30
Zimmer Holdings, Inc. (a)	500	30
		722
Health Care Providers & Services (0.8%)
Aetna, Inc.	800	25
Cardinal Health, Inc.	800	26
CareFusion Corp. (a)	500	13
CIGNA Corp.	600	21
Express Scripts, Inc. (a)	600	52
Health Care REIT, Inc. REIT	400	18
Humana, Inc. (a)	300	13
McKesson Corp.	600	37
Medco Health Solutions, Inc. (a)	1,000	64
UnitedHealth Group, Inc.	2,600	79
WellPoint, Inc. (a)	800	47
		395
Hotels, Restaurants & Leisure (2.1%)
Carnival Corp. (a)	100	3
International Game Technology	100	2
Las Vegas Sands Corp. (a)	13,882	207
Marriott International, Inc., Class A	100	3

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

		Value
	Shares	(000)
Hotels, Restaurants & Leisure (cont’d)
McDonald’s Corp.	300	$19
Starbucks Corp. (a)	12,659	292
Wynn Resorts Ltd.	8,087	471
Yum! Brands, Inc.	200	7
		1,004
Household Durables (0.3%)
Black & Decker Corp.	100	6
D.R. Horton, Inc.	900	10
Fortune Brands, Inc.	400	17
Harman International Industries, Inc.	100	4
Leggett & Platt, Inc.	400	8
Lennar Corp., Class A	400	5
Newell Rubbermaid, Inc.	600	9
Pulte Homes, Inc. (a)	792	8
Snap-On, Inc.	100	4
Stanley Works (The)	400	21
Whirlpool Corp.	300	24
		116
Household Products (1.6%)
Colgate-Palmolive Co.	1,492	123
Kimberly-Clark Corp.	1,500	95
Procter & Gamble Co. (The)	8,780	532
		750
Independent Power Producers & Energy Traders (0.0%)
AES Corp. (The) (a)	500	7
Constellation Energy Group, Inc.	100	3
		10
Industrial Conglomerates (1.1%)
3M Co.	1,800	149
General Electric Co.	24,300	368
Textron, Inc.	800	15
		532
Industrials (0.0%)
ProLogis REIT	1,200	16

Information Technology Services (2.1%)
Mastercard, Inc., Class A	2,183	559
Paychex, Inc.	300	9
Redecard S.A.	13,735	226
Total System Services, Inc.	271	5
Visa, Inc., Class A	2,365	207
		1,006
Insurance (1.3%)
Aflac, Inc.	160	7
Allstate Corp. (The)	140	4
Berkshire Hathaway, Inc., Class B (a)	95	312
Chubb Corp.	100	5
Genworth Financial, Inc., Class A (a)	200	2
Hartford Financial Services Group, Inc.	100	2
Lincoln National Corp.	159	4
Loews Corp.	7,248	263
Marsh & McLennan Cos., Inc.	140	3
MetLife, Inc.	190	7
Principal Financial Group, Inc.	70	2
Progressive Corp. (The) (a)	140	3
Prudential Financial, Inc.	100	5
Travelers Cos., Inc. (The)	198	10
Unum Group	100	2
XL Capital Ltd., Class A	100	2
		633
Internet & Catalog Retail (2.5%)
Amazon.com, Inc. (a)	8,697	1,170

Internet Software & Services (4.8%)
AOL, Inc. (a)	222	5
Baidu, Inc. ADR (a)	572	235
eBay, Inc. (a)	11,520	271
Google, Inc., Class A (a)	2,133	1,322
Tencent Holdings Ltd.	19,600	423
		2,256
Leisure Equipment & Products (0.1%)
Eastman Kodak Co. (a)	700	3
Hasbro, Inc.	400	13
Mattel, Inc.	1,000	20
		36
Life Science Tools & Services (0.8%)
Illumina, Inc. (a)	10,315	316
Thermo Fisher Scientific, Inc. (a)	1,200	57
		373
Machinery (1.0%)
Caterpillar, Inc.	1,700	97
Cummins, Inc.	700	32
Danaher Corp.	700	53
Deere & Co.	1,100	59
Eaton Corp.	700	45
Illinois Tool Works, Inc.	1,400	67
Ingersoll-Rand plc	1,200	43
PACCAR, Inc.	1,155	42
Parker Hannifin Corp.	650	35
		473
Media (1.6%)
CBS Corp., Class B	1,900	27
Comcast Corp., Class A	5,900	100
DIRECTV Group, Inc. (The), Class A (a)	1,900	63
McGraw-Hill Cos., Inc. (The)	4,928	165
News Corp., Class A	5,000	68
Omnicom Group, Inc.	700	27
Time Warner Cable, Inc.	660	27
Time Warner, Inc.	2,433	71
Viacom, Inc., Class B (a)	1,500	45
Walt Disney Co. (The)	5,100	165
		758
Multiline Retail (0.4%)
Sears Holdings Corp. (a)	2,018	168

Multi-Utilities (0.1%)
Ameren Corp.	200	6
Consolidated Edison, Inc.	200	9
Dominion Resources, Inc.	400	15
PG&E Corp.	200	9
Public Service Enterprise Group, Inc.	300	10
Sempra Energy	100	6
		55
Office Electronics (0.0%)
Xerox Corp.	1,100	9

Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	900	56
Apache Corp.	700	72
Chesapeake Energy Corp.	1,100	29
Chevron Corp.	3,900	300
ConocoPhillips	2,800	143
Devon Energy Corp.	700	52
EOG Resources, Inc.	500	49
Exxon Mobil Corp.	7,100	484
Hess Corp.	500	30
Marathon Oil Corp.	1,300	41
Murphy Oil Corp.	400	22
Noble Energy, Inc.	300	21

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

		Value
	Shares	(000)
Oil, Gas & Consumable Fuels (cont’d)
Occidental Petroleum Corp.	1,700	$138
Range Resources Corp.	4,676	233
Southwestern Energy Co. (a)	600	29
Spectra Energy Corp.	1,300	27
Ultra Petroleum Corp. (a)	13,802	688
Williams Cos., Inc. (The)	1,300	27
XTO Energy, Inc.	1,100	51
		2,492
Personal Products (0.1%)
Avon Products, Inc.	1,190	37

Pharmaceuticals (3.7%)
Abbott Laboratories	3,800	205
Allergan, Inc.	4,531	285
Bristol-Myers Squibb Co.	4,800	121
Eli Lilly & Co.	2,100	75
Forest Laboratories, Inc. (a)	900	29
Johnson & Johnson	6,500	419
Merck & Co., Inc.	7,360	269
Pfizer, Inc.	19,620	357
		1,760
Professional Services (0.9%)
Corporate Executive Board Co. (The)	4,562	104
Monster Worldwide, Inc. (a)	5,672	99
SGS S.A. (Registered)	178	232
		435
Real Estate (0.1%)
Equity Residential REIT	700	24
Host Hotels & Resorts, Inc. REIT (a)	1,544	18
		42
Real Estate Investment Trusts (REIT) (0.4%)
AvalonBay Communities, Inc. REIT	200	16
Boston Properties, Inc. REIT	400	27
HCP, Inc. REIT	700	21
Kimco Realty Corp. REIT	1,200	16
Public Storage REIT	300	25
Simon Property Group, Inc. REIT	706	56
Ventas, Inc. REIT	400	18
Vornado Realty Trust REIT	402	28
		207
Real Estate Management & Development (1.3%)
Brookfield Asset Management, Inc., Class A	27,741	616
CB Richard Ellis Group, Inc., Class A (a)	900	12
		628
Semiconductors & Semiconductor Equipment (1.4%)
Applied Materials, Inc.	4,263	59
Broadcom Corp., Class A (a)	1,630	51
Intel Corp.	19,150	391
MEMC Electronic Materials, Inc. (a)	900	12
Nvidia Corp. (a)	2,000	37
Texas Instruments, Inc.	4,778	125
		675
Software (1.3%)
Electronic Arts, Inc. (a)	200	4
Salesforce.com, Inc. (a)	6,059	447
VMware, Inc., Class A (a)	3,292	139
		590
Specialty Retail (0.1%)
Plum Creek Timber Co., Inc. REIT	600	23

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	1,000	36
NIKE, Inc., Class B	1,100	73
Polo Ralph Lauren Corp.	100	8
VF Corp.	300	22
		139
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	1,700	23

Tobacco (1.2%)
Altria Group, Inc.	7,630	150
Philip Morris International, Inc.	7,630	368
Reynolds American, Inc.	700	37
		555
Transportation Infrastructure (0.3%)
China Merchants Holdings (International) Co., Ltd.	36,639	118

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V., Class L ADR	3,296	155
American Tower Corp., Class A (a)	900	39
Sprint Nextel Corp. (a)	6,500	24
		218
Total Common Stocks (Cost $32,820)		31,376

Investment Companies (1.5%)
iShares MSCI EMU Index Fund	200	7
SPDR Barclays Capital High Yield Bond ETF	18,400	716
Total Investment Companies (Cost $707)		723

Short-Term Investments (13.7%)
Securities held as Collateral on Loaned Securities (6.1%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	2,479,009	2,479

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreement (0.8%)

Deutsche Bank Securities, Inc., 0.01%, dated 12/31/09, due 1/4/10, repurchase price $390; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.63% to 6.56%, due 11/1/22 to 6/1/38; Federal Home Loan Mortgage Corp., Gold Pool, Fixed Rate Mortgages, 3.50% to 7.50%, due 8/1/13 to 2/1/48; Federal National Mortgage Association, Adjustable Rate Mortgages, 2.52% to 6.29%, due 3/1/18 to 9/1/47; Federal National Mortgage Association, Fixed Rate Mortgages, 4.31% to 4.92%, due 6/1/19 to 12/1/19; Government National Mortgage Association, Adjustable Rate Mortgages, 0.86% to 4.38%, due 8/20/27 to 12/20/58; Government National Mortgage Association, Fixed Rate Mortgages, 3.50% to 7.50%, due 10/15/18 to 5/15/44, valued at $398.

	$390	$390
		2,869

	Shares
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	2,545,007	2,545

	Face Amount
	(000)
U.S. Treasury Securities (2.2%)
U.S. Treasury Bills,
0.02%, 3/11/10 (c)(r)	$1,000	1,000
0.10%, 5/6/10 (j)(r)	80	80
		1,080
Total Short-Term Investments (Cost $6,494)		6,494
Total Investments (118.4%) (Cost $57,177) — including $5,562 of Securities Loaned (s)+		55,991
Liabilities in Excess of Other Assets (-18.4%)		(8,720)
Net Assets (100%)		$47,271

(a)	Non-income producing security.
(c)

All or a portion of security on loan at December 31, 2009. At December 31, 2009, the Portfolio had loaned securities with a total value of $5,562,000. This was secured by collateral of $2,869,000 which was received as cash and subsequently invested in short- term investments as reported in the Portfolio of Investments. The remaining collateral of $2,825,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)

At December 31, 2009, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2009.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at December 31, 2009.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $5,000. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $18,862,000 and $23,130,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2009.
(s)

The approximate market value and percentage of total investments, $1,692,000 and 3.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Face Amount/Value is less than $500.
+

At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $57,177,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,186,000 of which $3,220,000 related to appreciated securities and $4,406,000 related to depreciated securities.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CAD	31	$29	1/14/10	USD	29	$29	$ — @
CHF	388	375	1/14/10	USD	374	374	(1)
EUR	8	11	1/14/10	USD	11	11	— @
GBP	93	150	1/14/10	USD	151	151	1
JPY	31,966	343	1/14/10	USD	356	356	13
JPY	82,747	889	1/14/10	USD	921	921	32
SEK	4,906	686	1/14/10	USD	684	684	(2)
SEK	26	4	1/14/10	USD	4	4	— @
USD	681	681	1/14/10	AUD	748	671	(10)
USD	929	929	1/14/10	CHF	967	935	6
USD	139	139	1/14/10	GBP	87	141	2
USD	1,750	1,750	1/14/10	KRW	2,034,063	1,746	(4)
USD	690	690	1/14/10	NOK	4,014	693	3
USD	— @	— @	1/14/10	NOK	2	— @	— @
		$6,676				$6,716	$40

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	Korean Won
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
FTSE 100 Index	2	$173	Mar-10	$4
S&P 500 Emini	72	3,999	Mar-10	47
U.S. Treasury
5 yr. Note	19	2,173	Mar-10	(37)

Short:
Russell 2000 Mini	31	1,934	Mar-10	(45)
S&P MidCap 400 Emini	12	870	Mar-10	(15)
U.S. Treasury
2 yr. Note	10	2,162	Mar-10	12
U.S. Treasury
10 yr. Note	7	808	Mar-10	20
U.S. Treasury
30 yr. Bond	2	231	Mar-10	8
				$(6)

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Credit Suisse
	3 Month LIBOR	Pay	5.09%	12/23/19	$1,150	$(6)
	3 Month LIBOR	Receive	4.39	12/23/39	276	6
Deutsche Bank
	3 Month LIBOR	Pay	4.40	10/1/16	4,905	(30)
	3 Month LIBOR	Receive	4.41	10/3/18	2,639	31
						$1

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Deutsche Bank
	$486	3 Month LIBOR	Receive	11/15/20	$43
JPMorgan Chase
	341	3 Month LIBOR	Receive	11/15/22	23
					$66

LIBOR — London Interbank Offered Rate

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Aerospace & Defense	$695	$—	$—	$695
Air Freight & Logistics	567	—	—	567
Airlines	5	—	—	5
Auto Components	77	—	—	77
Automobiles	111	—	—	111
Beverages	626	—	—	626
Biotechnology	381	—	—	381
Capital Markets	749	—	—	749
Chemicals	760	—	—	760
Commercial Banks	679	—	—	679
Communications Equipment	799	—	—	799
Computer Software & Services	259	—	—	259
Computers & Peripherals	1,748	—	—	1,748
Construction & Engineering	18	—	—	18
Construction Materials	321	—	—	321
Consumer Finance	473	—	—	473
Distributors	—	477	—	477
Diversified Financial Services	1,034	216	—	1,250
Diversified Telecommunication Services	766	—	—	766
Electric Utilities	110	—	—	110
Electrical Equipment	192	—	—	192
Electronic Equipment, Instruments & Components	55	—	—	55
Energy Equipment & Services	577	—	—	577
Food & Staples Retailing	772	—	—	772
Food Products	485	—	—	485
Health Care Equipment & Supplies	722	—	—	722
Health Care Providers & Services	395	—	—	395
Hotels, Restaurants & Leisure	1,004	—	—	1,004
Household Durables	116	—	—	116
Household Products	750	—	—	750
Independent Power Producers & Energy Traders	10	—	—	10
Industrial Conglomerates	532	—	—	532
Industrials	16		—	16
Information Technology Services	780	226	—	1,006
Insurance	633	—	—	633
Internet & Catalog Retail	1,170	—	—	1,170
Internet Software & Services	1,833	423	—	2,256
Leisure Equipment & Products	36	—	—	36
Life Sciences Tools & Services	373	—	—	373
Machinery	473	—	—	473
Media	758	—	—	758
Multiline Retail	168	—	—	168
Multi-Utilities	55	—	—	55
Office Electronics	9	—	—	9
Oil, Gas & Consumable Fuels	2,492	—	—	2,492
Personal Products	37	—	—	37
Pharmaceuticals	1,760	—	—	1,760
Professional Services	203	232	—	435
Real Estate	42	—	—	42
Real Estate Investment Trusts (REIT)	207	—	—	207
Real Estate Management & Development	628	—	—	628
Semiconductors & Semiconductor Equipment	675	—	—	675
Software	590	—	—	590
Specialty Retail	23	—	—	23
Textiles, Apparel & Luxury Goods	139	—	—	139
Thrifts & Mortgage Finance	23	—	—	23
Tobacco	555	—	—	555
Transportation Infrastructure	—	118	—	118
Wireless Telecommunication Services	218	—	—	218
Total Common Stocks	29,684	1,692	—	31,376
Fixed Income Securities
Agency Adjustable Rate Mortgages	—	475	—	475
Agency Fixed Rate Mortgages	—	6,017	—	6,017
Asset Backed Securities	—	118	—	118
Commercial Mortgage Backed Securities	—	263	—	263
Finance	—	2,393	—	2,393
Industrials	—	1,763	—	1,763
Mortgages — Other	—	—	— @	— @
Municipal Bonds	—	101	—	101
Sovereign	—	109	—	109
U.S. Agency Securities	—	1,280	—	1,280
U.S. Treasury Securities	—	4,355	—	4,355
Utilities	—	524	—	524
Total Fixed Income Securities	—	17,398	— @	17,398
Foreign Currency Exchange Contracts	—	57	—	57
Futures Contracts	91	—	—	91
Interest Rate Swap Agreements	—	37	—	37
Investment Companies	723	—	—	723
Short-Term Investments
Investment Company	5,024	—	—	5,024
Repurchase Agreement	—	390	—	390
U.S. Treasury Securities	—	1,080	—	1,080
Total Short-Term Investments	5,024	1,470	—	6,494

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Zero Coupon Swap Agreements	$—	$66	$—	$66
Total Assets	35,522	20,720	— @	56,242
Liabilities:
Foreign Currency Exchange Contracts	—	17	—	17
Futures Contracts	97	—	—	97
Interest Rate Swap Agreements	—	36	—	36
Total Liabilities	97	53	—	150
Total	$35,425	$20,667	$ — @	$56,092

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
(000)
Balance as of 9/30/09	$ — @
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 12/31/09	$ — @
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 12/31/09.	$—

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (94.3%)
Consumer Discretionary (18.1%)
Ctrip.com International Ltd. ADR (a)	2,013,922	$144,721
Discovery Communications, Inc., Class C (a)	1,457,014	38,640
Gafisa S.A. ADR	1,608,443	52,049
Las Vegas Sands Corp. (a)	2,922,348	43,660
NetFlix, Inc. (a)	523,959	28,891
NVR, Inc. (a)	81,918	58,220
Priceline.com, Inc. (a)	674,783	147,440
Sears Holdings Corp. (a)	427,024	35,635
Strayer Education, Inc.	263,775	56,050
Wynn Resorts Ltd.	1,669,471	97,213
		702,519
Energy (7.1%)
PetroHawk Energy Corp. (a)	1,140,291	27,356
Range Resources Corp.	2,012,668	100,331
Ultra Petroleum Corp. (a)	2,927,760	145,978
		273,665
Financial Services (15.9%)
Calamos Asset Management, Inc., Class A	1,147,705	13,233
Greenhill & Co., Inc.	903,488	72,496
IntercontinentalExchange, Inc. (a)	555,485	62,381
Moody’s Corp.	901,874	24,170
Morningstar, Inc. (a)	1,515,707	73,269
MSCI, Inc., Class A (a)	3,545,787	112,756
Redecard S.A.	4,952,287	81,603
T. Rowe Price Group, Inc.	1,057,366	56,305
Verisk Analytics, Inc., Class A (a)	4,019,837	121,721
		617,934
Health Care (10.4%)
Allergan, Inc.	767,265	48,345
Gen-Probe, Inc. (a)	1,701,745	73,005
Illumina, Inc. (a)	2,889,256	88,556
Intuitive Surgical, Inc. (a)	178,945	54,277
Mead Johnson Nutrition Co., Class A	1,363,998	59,607
Techne Corp.	1,161,817	79,654
		403,444
Materials & Processing (4.9%)
Intrepid Potash, Inc. (a)	1,597,620	46,602
Martin Marietta Materials, Inc.	873,232	78,076
Rockwood Holdings, Inc. (a)	2,021,669	47,630
Texas Industries, Inc.	546,546	19,124
		191,432
Producer Durables (17.3%)
C.H. Robinson Worldwide, Inc.	1,156,326	67,911
Corporate Executive Board Co. (The)	1,236,128	28,208
Covanta Holding Corp. (a)	1,947,477	35,230
Expeditors International of Washington, Inc.	2,398,904	83,314
Intertek Group plc	4,217,865	84,927
Leucadia National Corp. (a)	3,323,438	79,065
Li & Fung Ltd.	31,311,900	128,863
Monster Worldwide, Inc. (a)	1,745,633	30,374
Nalco Holding Co.	2,839,422	72,434
New Oriental Education & Technology Group ADR (a)	791,098	59,815
		670,141
Technology (20.6%)
Akamai Technologies, Inc. (a)	2,793,203	70,752
Alibaba.com Ltd.	30,941,500	71,122
Autodesk, Inc. (a)	1,993,067	50,644
Baidu, Inc. ADR (a)	347,760	143,009
Equinix, Inc. (a)	449,675	47,733
IHS, Inc., Class A (a)	973,285	53,346
Millicom International Cellular S.A.	498,778	36,795
Palm, Inc. (a)	4,332,439	43,498
Rovi Corp. (a)	1,087,675	34,664
Salesforce.com, Inc. (a)	1,743,480	128,616
Teradata Corp. (a)	3,790,614	119,139
		799,318
Total Common Stocks (Cost $3,439,749)		3,658,453

Preferred Stock (0.8%)
Health Care (0.8%)
Ironwood Pharmaceuticals, Inc. (Convertible) (a)(d)(l) (Cost $15,975)	1,331,207	29,286

Investment Company (1.1%)
Groupe Aeroplan, Inc. (Cost $54,454)	4,290,277	44,673

Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p) (Cost $145,959)	145,959,046	145,959
Total Investments (100.0%) (Cost $3,656,137) (s)+		3,878,371
Liabilities in Excess of Other Assets (0.0%)		(569)
Net Assets (100%)		$3,877,802

(a)	Non-income producing security.
(d)

At December 31, 2009, the Portfolio held a fair value security valued at approximately $29,286,000, representing 0.8% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(l)	Security has been deemed illiquid at December 31, 2009.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $76,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $98,000. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $266,529,000 and $368,714,000, respectively.

(s)

The approximate market value and percentage of total investments, $366,515,000 and 9.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $3,656,137,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $222,234,000 of which $621,932,000 related to appreciated securities and $399,698,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Consumer Discretionary	$702,519	$—	$—	$702,519
Energy	273,665	—	—	273,665
Financial Services	536,331	81,603	—	617,934
Health Care	403,444	—	—	403,444
Materials & Processing	191,432	—	—	191,432
Producer Durables	456,351	213,790	—	670,141
Technology	728,196	71,122	—	799,318
Total Common Stocks	3,291,938	366,515	—	3,658,453
Investment Company	44,673	—	—	44,673
Preferred Stock
Health Care	—	—	29,286	29,286
Short-Term Investment
Investment Company	145,959	—	—	145,959
Total Assets	3,482,570	366,515	29,286	3,878,371
Total	$3,482,570	$366,515	$29,286	$3,878,371

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Preferred Stock
(000)
Balance as of 9/30/09	$15,974
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	13,312
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 12/31/09	$29,286
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 12/31/09.	$13,312

Morgan Stanley Institutional Fund Trust

U.S. Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
Consumer Discretionary (10.4%)
Darden Restaurants, Inc.	36,200	$1,270
Harley-Davidson, Inc.	120,414	3,034
Lear Corp. (a)	40,800	2,760
Newell Rubbermaid, Inc.	192,810	2,894
Snap-On, Inc.	106,100	4,484
		14,442
Consumer Staples (6.5%)
ConAgra Foods, Inc.	142,950	3,295
Estee Lauder Cos., Inc., Class A	48,130	2,328
Sysco Corp.	121,600	3,397
		9,020
Energy (7.1%)
El Paso Corp.	328,030	3,225
Hess Corp.	12,320	745
Pioneer Natural Resources Co.	54,700	2,635
Smith International, Inc.	118,422	3,217
		9,822
Financials (20.4%)
ACE Ltd. (a)	77,547	3,908
Aspen Insurance Holdings Ltd.	46,551	1,185
BB&T Corp.	107,900	2,738
Charles Schwab Corp. (The)	158,400	2,981
Comerica, Inc.	74,100	2,191
Invesco Ltd.	58,914	1,384
Marsh & McLennan Cos., Inc.	147,168	3,250
Northern Trust Corp.	71,876	3,766
Washington Federal, Inc.	83,300	1,611
Weingarten Realty Investors REIT	57,000	1,128
Willis Group Holdings Ltd.	160,200	4,226
		28,368
Health Care (9.8%)
Beckman Coulter, Inc.	76,480	5,005
Brookdale Senior Living, Inc. (a)	237,100	4,313
Healthsouth Corp. (a)	151,368	2,841
Henry Schein, Inc. (a)	27,100	1,425
		13,584
Industrials (13.8%)
Avery Dennison Corp.	141,800	5,174
Goodrich Corp.	83,530	5,367
Lennox International, Inc.	73,200	2,858
Pentair, Inc.	176,820	5,711
		19,110
Information Technology (15.4%)
Agilent Technologies, Inc. (a)	97,300	3,023
Diebold, Inc.	137,400	3,909
Fidelity National Information Services, Inc.	191,600	4,491
Flextronics International Ltd. (a)	440,387	3,219
Teradata Corp. (a)	50,300	1,581
Zebra Technologies Corp., Class A (a)	183,192	5,196
		21,419
Materials (6.6%)
PPG Industries, Inc.	36,000	2,107
Sonoco Products Co.	102,000	2,984
Valspar Corp.	147,910	4,014
		9,105
Utilities (7.0%)
Edison International	92,100	3,203
Great Plains Energy, Inc.	152,300	2,953
Wisconsin Energy Corp.	71,540	3,565
		9,721
Total Common Stocks (Cost $137,030)		134,591

Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p) (Cost $3,993)	3,993,184	$3,993
Total Investments (99.9%) (Cost $141,023) +		138,584
Other Assets in Excess of Liabilities (0.1%)		111
Net Assets (100%)		$138,695

(a)	Non-income producing security.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $3,000. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $10,203,000 and $14,916,000, respectively.

+

At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $141,023,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,439,000 of which $9,581,000 related to appreciated securities and $12,020,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Morgan Stanley Institutional Fund Trust

U.S. Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Consumer Discretionary	$14,442	$—	$—	$14,442
Consumer Staples	9,020	—	—	9,020
Energy	9,822	—	—	9,822
Financials	28,368	—	—	28,368
Health Care	13,584	—	—	13,584
Industrials	19,110	—	—	19,110
Information Technology	21,419	—	—	21,419
Materials	9,105	—	—	9,105
Utilities	9,721	—	—	9,721
Total Common Stocks	134,591	—	—	134,591
Short-Term Investment
Investment Company	3,993	—	—	3,993
Total Assets	138,584	—	—	138,584
Total	$138,584	$—	$—	$138,584

Morgan Stanley Institutional Fund Trust

U.S. Small Cap Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Consumer Discretionary (8.9%)
AFC Enterprises, Inc. (a)	551,800	$4,503
Arbitron, Inc.	367,900	8,616
Central Garden & Pet Co. (a)	659,464	7,056
Central Garden & Pet Co., Class A (a)	436,831	4,342
Denny’s Corp. (a)	2,857,780	6,258
Dolan Media Co. (a)	545,122	5,566
Maidenform Brands, Inc. (a)	428,619	7,154
Polaris Industries, Inc.	168,900	7,369
Snap-On, Inc.	152,800	6,457
Stage Stores, Inc.	478,295	5,912
		63,233
Consumer Staples (5.0%)
Corn Products International, Inc.	542,200	15,849
Cott Corp. (a)	696,600	5,712
NBTY, Inc. (a)	328,900	14,320
		35,881
Energy (2.0%)
Exterran Holdings, Inc. (a)	287,355	6,164
Superior Energy Services, Inc. (a)	327,630	7,958
		14,122
Financial Services (23.0%)
AerCap Holdings N.V. (a)	1,838,980	16,661
Amtrust Financial Services, Inc.	604,384	7,144
Argo Group International Holdings Ltd. (a)	397,600	11,586
Broadridge Financial Solutions, Inc.	304,900	6,879
Conseco, Inc. (a)	2,669,032	13,345
Employers Holdings, Inc.	693,245	10,634
First Niagara Financial Group, Inc.	402,600	5,600
Forestar Group, Inc. (a)	338,900	7,449
Max Capital Group Ltd.	612,140	13,651
MB Financial, Inc.	341,487	6,734
Northwest Bancshares, Inc.	492,700	5,577
Platinum Underwriters Holdings Ltd.	388,900	14,891
Potlatch Corp. REIT	364,327	11,615
ProAssurance Corp. (a)	314,418	16,887
Provident New York Bancorp	653,635	5,517
Reinsurance Group of America, Inc.	178,100	8,487
Validus Holdings Ltd.	40,100	1,080
		163,737
Health Care (11.2%)
Bio-Rad Laboratories, Inc.,
Class A (a)	111,334	10,739
HealthSouth Corp. (a)	1,296,322	24,332
Hill-Rom Holdings, Inc.	194,286	4,661
ICON plc ADR (a)	377,100	8,195
Perrigo Co.	417,083	16,617
PharMerica Corp. (a)	962,800	15,289
		79,833
Materials & Processing (8.4%)
AMCOL International Corp.	186,935	5,313
Cytec Industries, Inc.	49,275	1,794
Pactiv Corp. (a)	326,800	7,889
Polypore International, Inc. (a)	633,284	7,536
Quanex Building Products Corp.	149,600	2,539
Rock-Tenn Co., Class A	216,200	10,899
Silgan Holdings, Inc.	137,200	7,941
Zep, Inc.	947,738	16,415
		60,326
Producer Durables (19.1%)
AAR Corp. (a)	950,828	21,850
Aecom Technology Corp. (a)	191,300	5,261
Brink’s Co. (The)	339,600	8,266
Brink’s Home Security Holdings, Inc. (a)	179,000	5,842
Forward Air Corp.	363,400	9,103
HEICO Corp., Class A	59,000	2,122
John Bean Technologies Corp.	269,600	4,586
MAXIMUS, Inc.	600,112	30,006
Moog, Inc., Class A (a)	319,000	9,324
Orion Marine Group, Inc. (a)	268,230	5,649
Spirit Aerosystems Holdings, Inc., Class A (a)	377,600	7,499
Stantec, Inc. (a)	337,206	9,701
UTI Worldwide, Inc.	581,300	8,324
Zebra Technologies Corp., Class A (a)	311,700	8,840
		136,373
Technology (14.7%)
Acxiom Corp. (a)	931,700	12,503
Adtran, Inc.	335,200	7,559
Checkpoint Systems, Inc. (a)	756,300	11,534
Epicor Software Corp. (a)	566,200	4,314
Gartner, Inc. (a)	461,800	8,331
Informatica Corp. (a)	324,300	8,386
Methode Electronics, Inc.	617,800	5,363
Microsemi Corp. (a)	500,500	8,884
Ness Technologies, Inc. (a)	801,302	3,926
Rogers Corp. (a)	259,383	7,862
Syniverse Holdings, Inc. (a)	916,398	16,019
Tekelec (a)	651,700	9,958
		104,639
Utilities (3.3%)
ALLETE, Inc.	255,000	8,333
Avista Corp.	413,321	8,924
UGI Corp.	261,900	6,335
		23,592
Total Common Stocks (Cost $590,600)		681,736

Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p) (Cost $30,458)	30,458,471	30,458
Total Investments (99.9%) (Cost $621,058) +		712,194
Other Assets in Excess of Liabilities (0.1%)		750
Net Assets (100%)		$712,944

Morgan Stanley Institutional Fund Trust

U.S. Small Cap Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

(a)	Non-income producing security.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $13,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $17,000. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $69,037,000 and $67,954,000, respectively.

+

At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $621,058,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $91,136,000 of which $124,354,000 related to appreciated securities and $33,218,000 related to depreciated securities.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Consumer Discretionary	$63,233	$—	$—	$63,233
Consumer Staples	35,881	—	—	35,881
Energy	14,122	—	—	14,122
Financial Services	163,737	—	—	163,737
Health Care	79,833	—	—	79,833
Materials & Processing	60,326	—	—	60,326
Producer Durables	136,373	—	—	136,373
Technology	104,639	—	—	104,639
Utilities	23,592	—	—	23,592
Total Common Stocks	681,736	—	—	681,736
Short-Term Investment
Investment Company	30,458	—	—	30,458
Total Assets	712,194	—	—	712,194
Total	$712,194	$—	$—	$712,194

Morgan Stanley Institutional Fund Trust

Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (96.0%)
Consumer Discretionary (15.6%)
Comcast Corp., Class A	525,377	$8,858
DIRECTV, Class A (a)	54,809	1,828
Home Depot, Inc.	80,400	2,326
J.C. Penney Co., Inc.	36,900	982
Lowe’s Cos., Inc.	91,600	2,142
Macy’s, Inc.	63,759	1,069
News Corp., Class B	192,300	3,061
Target Corp.	13,500	653
Time Warner, Inc.	78,133	2,277
Time Warner Cable, Inc.	58,542	2,423
Viacom, Inc., Class B (a)	220,350	6,551
		32,170
Consumer Staples (11.1%)
Altria Group, Inc.	94,900	1,863
Cadbury plc ADR	16,392	842
Coca-Cola Co. (The)	36,600	2,086
CVS Caremark Corp.	80,600	2,596
Dr. Pepper Snapple Group, Inc.	29,844	845
Kraft Foods, Inc., Class A	124,850	3,393
Philip Morris International, Inc.	48,900	2,357
Procter & Gamble Co. (The)	14,600	885
Unilever N.V. (NY Shares)	104,700	3,385
Wal-Mart Stores, Inc.	84,300	4,506
		22,758
Energy (7.8%)
BP plc ADR	28,000	1,623
Chevron Corp.	49,500	3,811
ConocoPhillips	53,900	2,753
Halliburton Co.	113,400	3,412
Royal Dutch Shell plc ADR	28,900	1,737
Smith International, Inc.	32,500	883
Total S.A. ADR	27,900	1,787
		16,006
Financials (23.4%)
Aflac, Inc.	22,800	1,054
Bank of America Corp.	259,321	3,905
Bank of New York Mellon Corp. (The)	158,046	4,421
Berkshire Hathaway, Inc., Class B (a)	790	2,596
Chubb Corp.	231,780	11,399
Citigroup, Inc.	410,700	1,359
Goldman Sachs Group, Inc. (The)	10,400	1,756
JPMorgan Chase & Co.	162,500	6,771
MetLife, Inc.	77,200	2,729
PNC Financial Services Group, Inc.	51,800	2,735
State Street Corp.	19,000	827
Torchmark Corp.	28,800	1,266
Travelers Cos., Inc. (The)	77,515	3,865
U.S. Bancorp	66,000	1,486
Wells Fargo & Co.	70,400	1,900
		48,069
Health Care (15.4%)
Abbott Laboratories	31,500	1,701
Boston Scientific Corp. (a)	239,500	2,156
Bristol-Myers Squibb Co.	182,545	4,609
Cardinal Health, Inc.	118,800	3,830
Eli Lilly & Co.	70,800	2,528
GlaxoSmithKline plc ADR	26,000	1,099
Mead Johnson Nutrition Co., Class A	6,852	299
Merck & Co., Inc.	112,687	4,118
Pfizer, Inc.	346,576	6,304
Roche Holding AG ADR	41,500	1,751
UnitedHealth Group, Inc.	55,800	1,701
WellPoint, Inc. (a)	28,000	1,632
		31,728
Industrials (3.3%)
Emerson Electric Co.	31,200	1,329
General Electric Co.	183,900	2,782
Honeywell International, Inc.	25,800	1,011
Ingersoll-Rand plc	45,200	1,616
		6,738
Information Technology (10.7%)
Accenture plc, Class A	27,600	1,145
Cisco Systems, Inc. (a)	106,200	2,543
Dell, Inc. (a)	129,471	1,859
eBay, Inc. (a)	237,200	5,584
Flextronics International Ltd. (a)	52,500	384
Hewlett-Packard Co.	58,800	3,029
Intel Corp.	155,900	3,180
KLA-Tencor Corp.	34,300	1,240
Microsoft Corp.	22,700	692
Western Union Co. (The)	35,800	675
Yahoo!, Inc. (a)	94,400	1,584
		21,915
Materials (4.8%)
Alcoa, Inc.	154,800	2,495
E.I. du Pont de Nemours & Co.	38,300	1,290
International Paper Co.	224,521	6,013
		9,798
Telecommunication Services (3.5%)
AT&T, Inc.	84,900	2,380
Verizon Communications, Inc.	102,000	3,379
Vodafone Group plc ADR	63,400	1,464
		7,223
Utilities (0.4%)
Sempra Energy	13,400	750
Total Common Stocks (Cost $194,095)		197,155

Preferred Stock (0.2%)
Financials (0.2%)
Bank of America Corp. (Convertible) (a) (Cost $480)	32,000	478

Morgan Stanley Institutional Fund Trust

Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Shares	Value (000)
Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (p) (Cost $7,641)	7,641,489	$7,641
Total Investments (99.9%) (Cost $202,216) +		205,274
Other Assets in Excess of Liabilities (0.1%)		239
Net Assets (100%)		$205,513

(a)	Non-income producing security.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $2,000. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $32,144,000 and $31,191,000, respectively.

+

At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $202,216,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,058,000 of which $18,716,000 related to appreciated securities and $15,658,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Consumer Discretionary	$32,170	$—	$—	$32,170
Consumer Staples	22,758	—	—	22,758
Energy	16,006	—	—	16,006
Financials	48,069	—	—	48,069
Health Care	31,728	—	—	31,728
Industrials	6,738	—	—	6,738
Information Technology	21,915	—	—	21,915
Materials	9,798	—	—	9,798
Telecommunication Services	7,223	—	—	7,223
Utilities	750	—	—	750
Total Common Stocks	197,155	—	—	197,155
Preferred Stock
Financials	478	—	—	478
Short-Term Investment
Investment Company	7,641	—	—	7,641
Total Assets	205,274	—	—	205,274
Total	$205,274	$—	$—	$205,274

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (94.7%)
Agency Adjustable Rate Mortgages (3.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.56%, 5/1/37	$371	$394
5.67%, 4/1/37	207	219
5.79%, 10/1/37	198	209
5.93%, 12/1/36	375	397
6.03%, 2/1/37	214	227
Federal National Mortgage Association,
Conventional Pools:
5.78%, 3/1/38	240	254
5.90%, 1/1/37	411	435
6.02%, 11/1/37	423	449
Government National Mortgage Association,
Various Pools:
3.63%, 8/20/25 - 9/20/27	72	73
4.38%, 2/20/25 - 6/20/25	349	361
		3,018
Agency Bond — Banking (FDIC Guaranteed) (2.5%)
General Motors Acceptance Corp., Inc.,
2.20%, 12/19/12	2,140	2,154

Agency Fixed Rate Mortgages (33.5%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
5.00%, 10/1/35 - 8/1/39	2,349	2,413
6.00%, 5/1/37 - 8/1/37	3,573	3,795
6.50%, 4/1/29	53	58
7.50%, 5/1/35	98	110
8.00%, 8/1/32	48	55
8.50%, 8/1/31	70	82
Federal National Mortgage Association,
Conventional Pools:
5.00%, 3/1/39	1,590	1,634
5.50%, 4/1/34 - 8/1/38	9,345	9,807
6.00%, 7/1/37 - 10/1/38	2,189	2,322
6.50%, 7/1/29 - 1/1/39	1,436	1,549
7.00%, 10/1/31 - 12/1/31	6	7
7.50%, 8/1/37	168	190
8.00%, 4/1/33	120	138
8.50%, 10/1/32	122	140
January TBA:
4.50%, 1/25/24 - 1/25/39 (i)	1,700	1,723
5.00%, 1/25/39 (i)	825	847
6.00%, 1/25/39 (i)	1,725	1,827
Government National Mortgage Association,
January TBA:
4.50%, 1/15/39 (i)	975	976
5.00%, 1/15/39 (i)	1,050	1,079
		28,752
Asset Backed Security (0.1%)
Chrysler Financial Auto Securitization,
1.01%, 7/15/10	99	99

Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
8.00%, 1/1/28	32	7
Government National Mortgage Association,
Inv Fl IO
7.35%, 9/16/31	39	5
7.72%, 12/16/25	281	44
7.75%, 9/16/27	144	19
8.27%, 9/20/30	50	7
		82
Commercial Mortgage Backed Securities (3.3%)
Banc of America Commercial Mortgage, Inc.,
5.74%, 2/10/51 (h)	450	398
Bear Stearns Commercial Mortgage Securities,
5.47%, 1/12/45 (h)	325	308
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	200	186
5.70%, 12/10/49 (h)	402	360
6.09%, 12/10/49 (h)	200	180
Commercial Mortgage Pass-Through Certificates,
5.82%, 12/10/49 (h)	350	318
Gemsco Mortgage Pass-Through Certificate,
8.70%, 11/25/10 (d)(l)	1	—@
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	275	244
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	325	315
5.37%, 9/15/39	300	287
5.87%, 9/15/45 (h)	250	220
		2,816
Finance (12.5%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (e)	140	141
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	365	363
Allstate Corp. (The),
7.45%, 5/16/19	90	105
American Express Co.,
8.13%, 5/20/19	240	285
AvalonBay Communities, Inc.,
6.10%, 3/15/20 (c)	145	148
Bank of America Corp.,
5.75%, 12/1/17	820	841
Barclays Bank plc,
6.75%, 5/22/19 (c)	220	246
BB&T Corp.,
6.85%, 4/30/19 (c)	135	152
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	25	27
7.25%, 2/1/18	170	196
Boston Properties LP,
5.88%, 10/15/19 (c)	150	151
Capital One Auto Finance Trust,
6.75%, 9/15/17	200	215
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	355	263
Citigroup, Inc.,
5.88%, 5/29/37	150	132
6.13%, 11/21/17 - 5/15/18	245	247
8.50%, 5/22/19	280	324
Commonwealth Bank of Australia,
5.00%, 10/15/19 (c)(e)	155	154
Credit Suisse USA, Inc.,
5.13%, 8/15/15 (c)	105	112
Credit Suisse, New York,
5.30%, 8/13/19	170	175
6.00%, 2/15/18	120	126
General Electric Capital Corp.,
6.00%, 8/7/19 (c)	600	624
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	410	440
HBOS plc,
6.75%, 5/21/18 (e)	340	316
HSBC Finance Corp.,
6.75%, 5/15/11	235	248
JPMorgan Chase & Co.,
6.00%, 1/15/18	200	215
6.30%, 4/23/19	75	83
MetLife, Inc.,
6.75%, 6/1/16 (c)	75	84

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
7.72%, 2/15/19 (c)	$220	$259
Nationwide Building Society,
4.25%, 2/1/10 (e)	190	190
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	265	271
PNC Funding Corp.,
6.70%, 6/10/19 (c)	125	140
Principal Financial Group, Inc.,
8.88%, 5/15/19 (c)	100	115
Prudential Financial, Inc.,
4.75%, 9/17/15	80	81
6.63%, 12/1/37	225	232
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	135	135
Royal Bank of Scotland plc (The),
4.88%, 8/25/14 (c)(e)	100	101
Simon Property Group LP,
6.75%, 5/15/14 (c)	130	139
U.S. Central Federal Credit Union,
1.90%, 10/19/12 (c)	940	940
UBS AG,
5.88%, 12/20/17	135	139
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19 (c)(e)	200	215
WellPoint, Inc.,
7.00%, 2/15/19	45	50
Wells Fargo & Co.,
5.63%, 12/11/17	600	625
Westpac Banking Corp.,
4.20%, 2/27/15 (c)	145	148
Xlliac Global Funding,
4.80%, 8/10/10 (e)	580	583
		10,776
Industrials (14.1%)
Agilent Technologies, Inc.,
5.50%, 9/14/15	120	126
Altria Group, Inc.,
9.25%, 8/6/19	125	153
AmerisourceBergen Corp.,
4.88%, 11/15/19	95	94
Amphenol Corp.,
4.75%, 11/15/14	100	100
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14 (c)(e)	205	233
ArcelorMittal,
9.85%, 6/1/19	400	518
AT&T, Inc.,
6.15%, 9/15/34 (c)	200	198
6.30%, 1/15/38	245	250
BAT International Finance plc,
9.50%, 11/15/18 (c)(e)	165	210
Biogen Idec, Inc.,
6.88%, 3/1/18	165	178
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	115	105
7.13%, 6/15/12	60	63
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	85	97
Comcast Corp.,
5.70%, 5/15/18	215	226
ConAgra Foods, Inc.,
8.25%, 9/15/30	140	168
Corning, Inc.,
6.63%, 5/15/19 (c)	80	87
COX Communications, Inc.,
8.38%, 3/1/39 (e)	235	294
CSX Corp.,
7.38%, 2/1/19	95	109
CVS Pass-Through Trust,
6.04%, 12/10/28 (c)	357	339
Daimler Finance North America LLC,
7.30%, 1/15/12	95	103
8.50%, 1/18/31 (c)	55	68
Delhaize America, Inc.,
9.00%, 4/15/31	75	96
Delhaize Group S.A.,
5.88%, 2/1/14 (c)	125	134
Deutsche Telekom International Finance B.V.,
6.00%, 7/8/19 (c)	75	80
8.75%, 6/15/30	110	142
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19 (e)	150	153
General Electric Co.,
5.25%, 12/6/17	370	379
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	160	160
Hess Corp.,
6.00%, 1/15/40	100	99
Holcim U.S. Finance SARL & Cie SCS,
6.00%, 12/30/19 (e)	85	89
Home Depot, Inc.,
5.88%, 12/16/36	190	184
KLA-Tencor Corp.,
6.90%, 5/1/18	145	153
Kohl’s Corp.,
6.88%, 12/15/37	170	193
Kraft Foods, Inc.,
6.13%, 8/23/18 (c)	305	322
Kroger Co. (The),
3.90%, 10/1/15	90	90
6.40%, 8/15/17	50	55
Medco Health Solutions, Inc.,
7.13%, 3/15/18	250	281
Newmont Mining Corp.,
5.13%, 10/1/19	260	261
News America, Inc.,
7.85%, 3/1/39 (c)	205	241
Pearson Dollar Finance Two plc,
6.25%, 5/6/18 (c)(e)	130	137
Petrobras International Finance Co.,
5.75%, 1/20/20 (c)	175	179
Philip Morris International, Inc.,
5.65%, 5/16/18	175	184
Potash Corp. of Saskatchewan, Inc.,
4.88%, 3/30/20	45	44
5.88%, 12/1/36	110	109
6.50%, 5/15/19	55	61
Quest Diagnostics, Inc.,
4.75%, 1/30/20	115	113
Questar Market Resources, Inc.,
6.80%, 4/1/18	120	125
Republic Services, Inc.,
5.50%, 9/15/19 (e)	135	137
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	70	89
Telecom Italia Capital S.A.,
7.00%, 6/4/18	265	292
7.18%, 6/18/19	120	134
Telefonica Europe B.V.,
8.25%, 9/15/30	350	437
Time Warner Cable, Inc.,
8.25%, 4/1/19	70	84
8.75%, 2/14/19	200	244

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Industrials (cont’d)
Time Warner, Inc.,
5.88%, 11/15/16	$105	$113
7.70%, 5/1/32	10	12
Tyco Electronics Group S.A.,
5.95%, 1/15/14	490	513
Union Pacific Corp.,
7.88%, 1/15/19	210	255
UnitedHealth Group, Inc.,
6.00%, 2/15/18	100	103
Vale Overseas Ltd.,
5.63%, 9/15/19 (c)	110	112
6.88%, 11/10/39 (c)	30	30
Verizon Communications, Inc.,
5.50%, 2/15/18	310	324
8.95%, 3/1/39 (c)	145	197
Viacom, Inc.,
5.63%, 9/15/19 (c)	10	10
6.88%, 4/30/36	165	179
Vivendi S.A.,
6.63%, 4/4/18 (e)	120	130
Waste Management, Inc.,
6.13%, 11/30/39	165	165
Weatherford International Ltd.,
9.63%, 3/1/19 (c)	180	225
WPP Finance,
8.00%, 9/15/14	100	114
Wyeth,
5.45%, 4/1/17	25	27
5.50%, 2/15/16	25	27
6.45%, 2/1/24	90	100
Xerox Corp.,
5.63%, 12/15/19	40	40
6.35%, 5/15/18	55	57
Yum! Brands, Inc.,
6.25%, 3/15/18	205	224
		12,157
Municipal Bonds (0.5%)
Illinois State Toll Highway Authority, Highway Revenue,
Build America Bonds,
6.18%, 1/1/34	130	132
State of California, General Obligation Bonds,
5.95%, 4/1/16	255	258
		390
Sovereign (0.4%)
Federative Republic of Brazil,
6.00%, 1/17/17	290	315

U.S. Agency Securities (3.1%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18	600	643
Federal National Mortgage Association,
2.50%, 5/15/14 (c)	1,000	999
4.38%, 10/15/15 (c)	560	597
6.63%, 11/15/30 (c)	385	464
		2,703
U.S. Treasury Securities (18.6%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	7,730	4,725
U.S. Treasury Bonds,
3.50%, 2/15/39	250	205
4.25%, 5/15/39	1,820	1,708
U.S. Treasury Notes,
1.75%, 3/31/14 (c)	2,000	1,953
2.38%, 10/31/14 (c)	4,200	4,156
2.63%, 7/31/14 (c)	1,900	1,910
2.75%, 2/15/19 (c)	500	460
3.38%, 11/15/19 (c)	400	385
3.75%, 11/15/18 (c)	500	500
		16,002
Utilities (2.5%)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	135	131
7.88%, 4/1/13	85	96
Enterprise Products Operating LLC,
5.25%, 1/31/20	50	49
6.50%, 1/31/19	160	173
Exelon Generation Co., LLC,
5.20%, 10/1/19	285	286
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	225	227
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18 (c)	285	302
Nisource Finance Corp.,
6.80%, 1/15/19	170	182
Ohio Power Co.,
5.38%, 10/1/21	100	101
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	160	163
8.75%, 5/1/19	65	77
PPL Energy Supply LLC,
6.30%, 7/15/13	165	178
6.50%, 5/1/18	20	21
Texas Eastern Transmission LP,
7.00%, 7/15/32	115	130
		2,116
Total Fixed Income Securities (Cost $79,845)		81,380

Shares
Short-Term Investments (24.4%)
Securities held as Collateral on Loaned Securities (12.4%)
Investment Company (10.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	9,211,582	9,212

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreement (1.7%)

Deutsche Bank Securities, Inc., 0.01%, dated 12/31/09, due 1/4/10, repurchase price $1,451; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.63% to 6.56%, due 11/1/22 to 6/1/38; Federal Home Loan Mortgage Corp., Gold Pool, Fixed Rate Mortgages, 3.50% to 7.50%, due 8/1/13 to 2/1/48; Federal National Mortgage Association, Adjustable Rate Mortgages, 2.52% to 6.29%, due 3/1/18 to 9/1/47; Federal National Mortgage Association, Fixed Rate Mortgages, 4.31% to 4.92%, due 6/1/19 to 12/1/19; Government National Mortgage Association, Adjustable Rate Mortgages, 0.86% to 4.38%, due 8/20/27 to 12/20/58; Government National Mortgage Association, Fixed Rate Mortgages, 3.50% to 7.50%, due 10/15/18 to 5/15/44, valued at $1,480.

	$1,451	$1,451
		10,663

Shares
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	3,960,109	3,960

Face Amount
(000)
U.S. Agency Security (1.7%)
Federal National Mortgage Association,
0.07%, 2/1/10 (t)	$1,500	1,500

U.S. Treasury Securities (5.7%)
U.S. Treasury Bills,
0.10%, 5/6/10 (j)(r)(w)	883	882
0.18%, 6/17/10 (c)(r)	4,000	3,997
		4,879
Total Short-Term Investments (Cost $21,002)		21,002
Total Investments (119.1%) (Cost $100,847) — Including $17,933 of Securities Loaned +		102,382
Liabilities in Excess of Other Assets (-19.1%)		(16,446)
Net Assets (100%)		$85,936

(c)                                            All or a portion of security on loan at December 31, 2009. At December 31, 2009, the Portfolio had loaned securities with a total value of $17,933,000. This was secured by collateral of $10,663,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $7,707,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or pledge and accordingly is not reflected in the Portfolio of Investments.

(d)                                           At December 31, 2009, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)                                            144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)                                           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2009.

(i)                                               Security is subject to delayed delivery.

(j)                                               All or a portion of the security was pledged to cover margin requirements for futures contracts.

(l)                                               Security has been deemed illiquid at December 31, 2009.

(o)                                           Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2009.

(p)                                           The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $9,000. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $49,072,000 and $50,833,000, respectively.

(r)                                              Rate shown is the yield to maturity at December 31, 2009.

(t)                                              Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(w)                                         All or a portion of the security was pledged as collateral for swap agreements.

@                                              Face Amount/Value is less than $500.

+                                                   At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $100,847,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,535,000 of which $2,325,000 related to appreciated securities and $790,000 related to depreciated securities.

Inv Fl                           Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2009.

IO                                             Interest Only

STRIPS                 Separate Trading of Registered Interest and Principal of Securities

TBA                                To Be Announced

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5 yr. Note	96	$10,981	Mar-10	$(191)
Short:
U.S. Treasury
2 yr. Note	28	6,055	Mar-10	31
U.S. Treasury
10 yr. Note	68	7,851	Mar-10	194
U.S. Treasury
30 yr. Bond	13	1,500	Mar-10	63
				$97

Credit Default Swap Agreements

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payments (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$395	5.00%	6/20/14	$15	$(60)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse
	3 Month LIBOR	Pay	5.09%	12/23/19	$5,390	$(26)
	3 Month LIBOR	Receive	4.39	12/23/39	1,294	29
Deutsche Bank
	3 Month LIBOR	Pay	4.40	10/1/16	19,278	(118)
	3 Month LIBOR	Receive	4.41	10/3/18	10,372	123
						$8

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital
	$1,457	3 Month LIBOR	Receive	11/15/19	$(26)
	2,380	3 Month LIBOR	Pay	11/15/19	(184)
JPMorgan Chase
	2,979	3 Month LIBOR	Receive	11/15/21	(6)
					$(216)

LIBOR — London Interbank Offered Rate

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$3,018	$—	$3,018
Agency Bond — Banking (FDIC Guaranteed)	—	2,154	—	2,154
Agency Fixed Rate Mortgages	—	28,752	—	28,752
Asset Backed Security	—	99	—	99
Collateralized Mortgage Obligations — Agency Collateral Series	—	82	—	82
Commercial Mortgage Backed Securities	—	2,816	—@	2,816
Finance	—	10,776	—	10,776
Industrials	—	12,157	—	12,157
Municipal Bonds	—	390	—	390
Sovereign	—	315	—	315
U.S. Agency Securities	—	2,703	—	2,703
U.S. Treasury Securities	—	16,002	—	16,002
Utilities	—	2,116	—	2,116
Total Fixed Income Securities	—	81,380	—@	81,380
Futures Contracts	288	—	—	288
Interest Rate Swap Agreements	—	152	—	152
Short-Term Investments
Investment Company	13,172	—	—	13,172
Repurchase Agreement	—	1,451	—	1,451
U.S. Agency Security	—	1,500	—	1,500
U.S. Treasury Securities	—	4,879	—	4,879
Total Short-Term Investments	13,172	7,830	—	21,002
Total Assets	13,460	89,362	—@	102,822

Liabilities:
Credit Default Swap Agreements	—	60	—	60
Futures Contracts	191	—	—	191
Interest Rate Swap Agreements	—	144	—	144
Zero Coupon Swap Agreements	—	216	—	216
Total Liabilities	191	420	—	611
Total	$13,269	$88,942	$ —@	$102,211

Fair Value Measurement Information: (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
(000)
Balance as of 9/30/09	$ —@
Accrued discounts/premiums	—
Realized gain (loss)	—@
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—@
Net transfers in and/or out of Level 3	—
Balance as of 12/31/09	$ —@
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 12/31/09.	$ —@

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (97.6%)
Agency Adjustable Rate Mortgages (3.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.56%, 5/1/37	$4,958	$5,252
5.67%, 4/1/37	2,228	2,356
5.79%, 10/1/37	2,125	2,251
6.03%, 2/1/37	1,820	1,929
Federal National Mortgage Association,
Conventional Pools:
5.74%, 12/1/36	4,134	4,367
5.78%, 3/1/38	2,581	2,735
5.90%, 1/1/37	4,853	5,139
6.02%, 11/1/37	213	227
Government National Mortgage Association,
Various Pools:
3.63%, 7/20/25 - 9/20/27	582	598
4.13%, 10/20/25 - 11/20/25	55	56
4.38%, 1/20/25 - 2/20/28	6,256	6,465
		31,375
Agency Bond — Banking (FDIC Guaranteed) (2.6%)
General Motors Acceptance Corp., Inc.,
2.20%, 12/19/12	24,300	24,461
Agency Fixed Rate Mortgages (35.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
11.25%, 10/1/11	6	6
11.75%, 4/1/19	2	2
12.00%, 10/1/10 - 2/1/15	1	2
13.00%, 6/1/19	1	2
Gold Pools:
4.50%, 5/1/23	9,087	9,364
5.00%, 10/1/35 - 8/1/39	3,936	4,042
5.50%, 12/1/36 - 5/1/38	50,825	53,318
6.00%, 2/1/32 - 8/1/38	10,706	11,370
6.50%, 3/1/16 - 8/1/33	1,087	1,176
7.00%, 2/1/26 - 11/1/31	287	317
7.50%, 5/1/16 - 5/1/35	1,190	1,338
8.00%, 8/1/32	555	637
8.50%, 8/1/31	665	770
January TBA:
6.00%, 1/15/39 (i)	11,425	12,116
Federal National Mortgage Association,
Conventional Pools:
5.00%, 10/1/35 - 4/1/39	43,801	45,017
5.50%, 6/1/35 - 8/1/38	51,598	54,148
6.00%, 10/1/31 - 10/1/38	30,242	32,085
6.50%, 11/1/23 - 1/1/39	24,866	26,809
7.00%, 11/1/13 - 1/1/34	1,937	2,145
7.50%, 8/1/37	1,764	1,991
8.00%, 2/1/12 - 4/1/33	1,369	1,572
8.50%, 1/1/15 - 10/1/32	1,285	1,482
9.50%, 4/1/30	2,061	2,412
11.25%, 8/1/13	3	3
12.00%, 11/1/15	79	92
12.50%, 9/1/15 - 2/1/16	11	12
January TBA:
4.50%, 1/25/39 (i)	10,475	10,459
5.00%, 1/25/39 (i)	11,125	11,417
6.00%, 1/25/39 (i)	31,275	33,127
Government National Mortgage Association,
January TBA:
4.50%, 1/15/39 (i)	10,575	10,585
5.00%, 1/15/39 (i)	5,450	5,605
		333,421
Asset Backed Securities (0.0%)
Contimortgage Home Equity Trust,
8.10%, 8/15/25	51	46
Mid-State Trust,
8.33%, 4/1/30	52	52
		98
Collateralized Mortgage Obligations — Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
7.27%, 8/15/30	147	24
IO STRIPS
7.50%, 12/1/29	246	50
8.00%, 1/1/28 - 6/1/31	1,898	428
PAC REMIC
9.50%, 4/15/20	2	2
10.00%, 6/15/20	2	3
Federal National Mortgage Association,
Inv Fl IO REMIC
8.25%, 5/18/27	157	23
8.27%, 7/25/30	2,747	456
8.32%, 10/25/30	41	6
Inv Fl REMIC
63.02%, 9/25/20	32	65
IO PAC REMIC
8.00%, 9/18/27	1,010	244
IO REMIC
6.00%, 7/25/33	2,465	426
IO STRIPS
6.50%, 9/1/29 - 12/1/29	4,753	895
8.00%, 4/1/24 - 6/1/30	3,473	653
8.50%, 10/1/25	196	39
9.00%, 11/1/26	310	63
REMIC
7.00%, 9/25/32	2,368	2,598
Government National Mortgage Association,
Inv Fl IO
7.92%, 5/16/31	4,511	617
7.97%, 8/16/31	1,403	222
		6,814
Commercial Mortgage Backed Securities (3.2%)
Banc of America Commercial Mortgage, Inc.,
5.74%, 2/10/51 (h)	4,795	4,241
Bear Stearns Commercial Mortgage Securities,
5.47%, 1/12/45 (h)	2,575	2,442
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	1,735	1,615
5.70%, 12/10/49 (h)	3,198	2,861
5.73%, 3/15/49 (h)	2,267	2,175
6.09%, 12/10/49 (h)	1,950	1,756
Commercial Mortgage Pass-Through Certificates,
5.82%, 12/10/49 (h)	3,450	3,137
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	4,705	4,167
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	3,541	3,434
5.37%, 9/15/39	2,300	2,197
5.87%, 9/15/45 (h)	2,741	2,412
		30,437
Finance (12.8%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (e)	1,469	1,476
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	3,234	3,218
Allstate Corp. (The),
7.45%, 5/16/19	905	1,053
American Express Co.,
8.13%, 5/20/19	823	977
American Express Credit Corp.,
7.30%, 8/20/13	1,807	2,033

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
AvalonBay Communities, Inc.,
6.10%, 3/15/20 (c)	$1,510	$1,545
Bank of America Corp.,
5.75%, 12/1/17	3,730	3,826
7.63%, 6/1/19	1,905	2,207
Barclays Bank plc,
6.75%, 5/22/19 (c)	2,609	2,915
BB&T Corp.,
6.85%, 4/30/19 (c)	1,409	1,583
Bear Stearns Cos. LLC (The),
5.55%, 1/22/17	1,210	1,212
7.25%, 2/1/18	2,320	2,667
Boston Properties LP,
5.88%, 10/15/19 (c)	1,630	1,638
Capital One Bank (USA), N.A.,
8.80%, 7/15/19	1,870	2,213
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	4,191	3,101
Citigroup, Inc.,
5.88%, 5/29/37	2,239	1,979
8.13%, 7/15/39	205	232
8.50%, 5/22/19	4,934	5,707
Commonwealth Bank of Australia,
5.00%, 10/15/19 (c)(e)	1,618	1,610
Credit Suisse USA, Inc.,
5.13%, 8/15/15 (c)	976	1,039
Credit Suisse, New York,
5.30%, 8/13/19	2,045	2,104
6.00%, 2/15/18	1,294	1,356
Farmers Insurance Exchange,
8.63%, 5/1/24 (e)	2,860	2,770
General Electric Capital Corp.,
6.00%, 8/7/19 (c)	6,494	6,753
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	4,515	4,841
HBOS plc,
6.75%, 5/21/18 (e)	2,968	2,758
HSBC Finance Corp.,
6.75%, 5/15/11	852	901
JPMorgan Chase & Co.,
6.30%, 4/23/19	3,819	4,209
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	3,068	3,311
MetLife, Inc.,
6.75%, 6/1/16 (c)	998	1,119
6.82%, 8/15/18	1,611	1,797
7.72%, 2/15/19 (c)	547	644
Nationwide Building Society,
4.25%, 2/1/10 (e)	2,079	2,080
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	3,191	3,268
PNC Funding Corp.,
6.70%, 6/10/19 (c)	1,355	1,519
Principal Financial Group, Inc.,
8.88%, 5/15/19 (c)	1,113	1,286
Prudential Financial, Inc.,
4.75%, 9/17/15 (c)	1,316	1,336
6.63%, 12/1/37 (c)	1,893	1,947
Regions Financial Corp.,
7.75%, 11/10/14 (c)	1,385	1,367
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	1,389	1,387
Royal Bank of Scotland plc (The),
4.88%, 8/25/14 (e)	950	964
Simon Property Group LP,
6.75%, 5/15/14 (c)	1,366	1,457
SLM Corp.,
4.00%, 1/15/10 (c)	770	770
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	2,560	2,548
U.S. Central Federal Credit Union,
1.90%, 10/19/12	9,834	9,833
UBS AG,
5.88%, 12/20/17	1,100	1,132
UnitedHealth Group, Inc.,
6.00%, 2/15/18	1,068	1,105
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19 (c)(e)	1,896	2,040
WellPoint, Inc.,
7.00%, 2/15/19	411	461
Wells Fargo & Co.,
5.63%, 12/11/17	6,128	6,384
Westpac Banking Corp.,
4.20%, 2/27/15	1,510	1,537
Xlliac Global Funding,
4.80%, 8/10/10 (e)	4,696	4,724
		121,939
Industrials (15.8%)
Agilent Technologies, Inc.,
5.50%, 9/14/15	1,294	1,358
Altria Group, Inc.,
9.25%, 8/6/19	1,157	1,412
AmerisourceBergen Corp.,
4.88%, 11/15/19	1,070	1,058
Amphenol Corp.,
4.75%, 11/15/14	1,031	1,032
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14 (e)	175	186
7.20%, 1/15/14 (c)(e)	1,761	1,999
ArcelorMittal,
9.85%, 6/1/19	4,191	5,430
AT&T Corp.,
8.00%, 11/15/31	1,770	2,166
AT&T, Inc.,
6.15%, 9/15/34	2,300	2,281
BAT International Finance plc,
9.50%, 11/15/18 (c)(e)	1,565	1,991
Biogen Idec, Inc.,
6.88%, 3/1/18	1,556	1,677
Boston Scientific Corp.,
6.00%, 1/15/20	1,100	1,126
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	1,666	1,520
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	856	977
CA, Inc.,
5.38%, 12/1/19	1,935	1,950
Case New Holland, Inc.,
7.75%, 9/1/13 (c)(e)	1,000	1,028
CenturyTel, Inc.,
6.15%, 9/15/19	545	558
Chesapeake Energy Corp.,
6.88%, 1/15/16 (c)	2,265	2,276
Comcast Corp.,
5.70%, 5/15/18	2,303	2,425
ConAgra Foods, Inc.,
7.00%, 10/1/28	255	274
8.25%, 9/15/30	1,595	1,917
Constellation Brands, Inc.,
7.25%, 9/1/16 (c)	625	638
Cooper U.S., Inc.,
5.25%, 11/15/12	1,431	1,537

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Corning, Inc.,
6.63%, 5/15/19 (c)	$912	$996
COX Communications, Inc.,
8.38%, 3/1/39 (e)	2,529	3,159
CRH America, Inc.,
6.00%, 9/30/16	1,945	2,034
CSC Holdings LLC,
7.63%, 7/15/18 (c)	1,440	1,490
CSX Corp.,
7.38%, 2/1/19	989	1,132
CVS Pass-Through Trust,
6.04%, 12/10/28 (c)	3,379	3,207
Daimler Finance North America LLC,
7.30%, 1/15/12	1,047	1,139
8.50%, 1/18/31 (c)	374	461
Delhaize America, Inc.,
9.00%, 4/15/31	2,357	3,026
Deutsche Telekom International Finance B.V.,
6.00%, 7/8/19 (c)	590	631
8.75%, 6/15/30	1,235	1,593
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19 (e)	813	828
7.63%, 5/15/16	562	615
FBG Finance Ltd.,
5.13%, 6/15/15 (e)	2,019	2,092
Fiserv, Inc.,
6.80%, 11/20/17	490	542
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	320	351
Gaz Capital S.A.,
6.51%, 3/7/22 (c)(e)	575	530
General Electric Co.,
5.25%, 12/6/17	3,596	3,681
Georgia-Pacific LLC,
8.25%, 5/1/16 (e)	495	527
Grupo Televisa S.A.,
6.00%, 5/15/18	470	475
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	1,590	1,588
HCA, Inc.,
8.50%, 4/15/19 (e)	1,010	1,093
Hess Corp.,
6.00%, 1/15/40	1,075	1,068
Holcim U.S. Finance Sarl & Cie SCS,
6.00%, 12/30/19 (e)	813	848
Home Depot, Inc.,
5.88%, 12/16/36	2,068	2,003
Intelsat Subsidiary Holding Co. Ltd.,
8.50%, 1/15/13	1,350	1,384
International Paper Co.,
7.30%, 11/15/39 (c)	920	979
7.50%, 8/15/21 (c)	960	1,078
KLA-Tencor Corp.,
6.90%, 5/1/18	1,334	1,406
Kohl’s Corp.,
6.88%, 12/15/37	1,768	2,012
Kraft Foods, Inc.,
6.13%, 8/23/18 (c)	3,052	3,223
6.75%, 2/19/14	30	33
7.00%, 8/11/37	285	305
Kroger Co. (The),
3.90%, 10/1/15	151	152
6.40%, 8/15/17	1,495	1,636
Medco Health Solutions, Inc.,
7.13%, 3/15/18	2,719	3,061
MGM Mirage,
13.00%, 11/15/13 (c)	1,430	1,648
Newmont Mining Corp.,
5.13%, 10/1/19	2,886	2,893
News America, Inc.,
7.85%, 3/1/39 (c)	2,177	2,555
Pearson Dollar Finance Two plc,
6.25%, 5/6/18 (c)(e)	1,099	1,156
Petrobras International Finance Co.,
5.75%, 1/20/20 (c)	1,830	1,871
Pioneer Natural Resources Co.,
6.65%, 3/15/17	680	674
Potash Corp. of Saskatchewan, Inc.,
4.88%, 3/30/20	496	490
5.88%, 12/1/36	1,075	1,062
Quest Diagnostics, Inc.,
4.75%, 1/30/20	1,330	1,302
Questar Market Resources, Inc.,
6.80%, 4/1/18	1,579	1,648
Qwest Corp.,
6.50%, 6/1/17	460	454
6.88%, 9/15/33	1,060	938
Republic Services, Inc.,
5.50%, 9/15/19 (e)	1,382	1,406
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	674	854
SBA Telecommunications, Inc.,
8.25%, 8/15/19 (e)	1,160	1,235
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (e)	2,415	2,470
Teck Resources Ltd.,
10.25%, 5/15/16	1,770	2,071
Telecom Italia Capital S.A.,
7.00%, 6/4/18	2,828	3,117
7.18%, 6/18/19	1,211	1,352
Telefonica Europe B.V.,
8.25%, 9/15/30	3,266	4,078
Time Warner Cable, Inc.,
6.75%, 6/15/39	225	236
8.25%, 4/1/19	1,021	1,218
8.75%, 2/14/19	1,240	1,514
Time Warner, Inc.,
5.88%, 11/15/16 (c)	1,095	1,184
7.70%, 5/1/32	171	201
Tyco Electronics Group S.A.,
5.95%, 1/15/14	2,798	2,929
Vale Overseas Ltd.,
5.63%, 9/15/19 (c)	1,169	1,186
6.88%, 11/10/39 (c)	284	288
Verizon Communications, Inc.,
5.50%, 2/15/18	646	675
6.35%, 4/1/19 (c)	2,296	2,538
8.95%, 3/1/39 (c)	930	1,262
Viacom, Inc.,
5.63%, 9/15/19 (c)	215	225
6.88%, 4/30/36	1,574	1,707
Vivendi S.A.,
6.63%, 4/4/18 (e)	1,278	1,387
Vodafone Group plc,
5.63%, 2/27/17 (c)	975	1,037
Waste Management, Inc.,
6.13%, 11/30/39 (c)	1,860	1,855
Watson Pharmaceuticals, Inc.,
6.13%, 8/15/19	1,460	1,509
Weatherford International Ltd.,
9.63%, 3/1/19 (c)	2,030	2,535
WPP Finance,
8.00%, 9/15/14 (c)	1,459	1,661

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Wyeth,
5.45%, 4/1/17	$323	$345
6.45%, 2/1/24	965	1,077
Xerox Corp.,
5.63%, 12/15/19	445	445
6.35%, 5/15/18	647	676
Yum! Brands, Inc.,
5.30%, 9/15/19	930	936
6.25%, 3/15/18	1,170	1,278
		150,372
Mortgages — Other (0.1%)
American Express Co.,
9.63%, 12/1/12 (d)(l)	40	— @
American Housing Trust,
9.55%, 9/25/20 (d)(l)	373	37
Mastr Adjustable Rate Mortgages Trust,
1.48%, 4/25/46 (h)	2,964	324
Ryland Acceptance Corp. IV,
6.65%, 7/1/11 (d)(l)	2	— @
Structured Adjustable Rate Mortgage Loan Trust,
0.53%, 9/25/34 (h)	809	606
		967
Municipal Bonds (0.5%)
Illinois State Toll Highway Authority, Highway Revenue,
Build America Bonds,
6.18%, 1/1/34	1,479	1,506
State of California, General Obligation Bonds,
5.95%, 4/1/16	2,825	2,854
		4,360
Sovereign (0.5%)
Federative Republic of Brazil,
6.00%, 1/17/17	3,031	3,289
State of Qatar,
4.00%, 1/20/15 (e)	1,085	1,093
		4,382
U.S. Agency Securities (3.5%)
Federal Home Loan Mortgage Corp.,
3.00%, 7/28/14 (c)	14,000	14,204
4.88%, 6/13/18	640	686
5.13%, 11/17/17 (c)	4,600	5,016
6.75%, 3/15/31 (c)	2,000	2,443
Federal National Mortgage Association,
2.50%, 5/15/14 (c)	640	640
4.38%, 10/15/15	7,840	8,351
5.38%, 6/12/17 (c)	1,830	2,032
		33,372
U.S. Treasury Securities (16.8%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 (c)	12,410	8,243
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	38,610	22,761
U.S. Treasury Bonds,
4.25%, 5/15/39 (c)	13,000	12,200
4.38%, 2/15/38 (c)	5,000	4,801
4.75%, 2/15/37	5,984	6,117
U.S. Treasury Notes,
0.75%, 11/30/11 (c)	10,000	9,938
0.88%, 3/31/11	7,100	7,115
1.75%, 3/31/14 (c)	20,000	19,531
2.38%, 10/31/14 (c)	39,000	38,589
2.63%, 7/31/14 (c)	7,000	7,037
2.75%, 2/15/19	2,000	1,842
3.00%, 9/30/16 (c)	5,044	4,952
3.38%, 11/15/19 (c)	7,950	7,650
4.00%, 8/15/18 (c)	9	9
4.25%, 8/15/14 (c)	4,200	4,532
4.75%, 8/15/17 (c)	4,730	5,134
		160,451
Utilities (2.8%)
AES Corp. (The),
8.75%, 5/15/13 (e)	2,145	2,209
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	1,202	1,169
7.88%, 4/1/13	730	823
Colorado Interstate Gas Co.,
6.80%, 11/15/15	149	165
Consumers Energy Co.,
4.00%, 5/15/10	1,410	1,426
El Paso Corp.,
8.25%, 2/15/16	1,095	1,174
Enterprise Products Operating LLC,
5.25%, 1/31/20	475	471
6.50%, 1/31/19	1,731	1,870
Exelon Generation Co. LLC,
5.20%, 10/1/19	3,019	3,026
FirstEnergy Solutions Corp.,
6.05%, 8/15/21 (c)	2,324	2,349
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16	2,610	2,519
NiSource Finance Corp.,
6.80%, 1/15/19	1,485	1,591
NRG Energy, Inc.,
8.50%, 6/15/19 (c)	1,120	1,154
Ohio Power Co.,
5.38%, 10/1/21	1,000	1,005
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	1,824	1,866
8.75%, 5/1/19	565	667
PPL Energy Supply LLC,
6.30%, 7/15/13	1,465	1,579
6.50%, 5/1/18	505	527
Texas Eastern Transmission LP,
7.00%, 7/15/32	1,127	1,271
		26,861
Total Fixed Income Securities (Cost $924,613)		929,310

	Shares
Short-Term Investments (22.0%)
Securities held as Collateral on Loaned Securities (11.3%)
Investment Company (9.8%)
Morgan Stanley Institutional
Liquidity Funds — Money Market Portfolio — Institutional Class (p)	93,128,285	93,128

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreement (1.5%)

Deutsche Bank Securities, Inc., 0.01%, dated 12/31/09, due 1/4/10, repurchase price $14,669; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.63% to 6.56%, due 11/1/22 to 6/1/38; Federal Home Loan Mortgage Corp., Gold Pool, Fixed Rate Mortgages, 3.50% to 7.50%, due 8/1/13 to 2/1/48; Federal National Mortgage Association, Adjustable Rate Mortgages, 2.52% to 6.29%, due 3/1/18 to 9/1/47; Federal National Mortgage Association, Fixed Rate Mortgages, 4.31% to 4.92%, due 6/1/19 to 12/1/19; Government National Mortgage Association, Adjustable Rate Mortgages, 0.86% to 4.38%, due 8/20/27 to 12/20/58; Government National Mortgage Association, Fixed Rate Mortgages, 3.50% to 7.50%, due 10/15/18 to 5/15/44, valued at $14,962.

	$14,669	$14,669
		107,797

Shares
Investment Company (5.5%)
Morgan Stanley Institutional
Liquidity Funds — Money Market Portfolio — Institutional Class (p)	52,145,993	52,146

	Face Amount
	(000)
U.S. Treasury Securities (5.2%)
U.S. Treasury Bills,
0.02%, 1/14/10 (c)(r)	$22,240	22,240
0.10%, 5/6/10 (c)(j)(r)(w)	7,057	7,055
0.18%, 6/17/10 (c)(r)	20,000	19,984
		49,279
Total Short-Term Investments (Cost $209,222)		209,222
Total Investments (119.6%) (Cost $1,133,835) — Including $189,074 of Securities Loaned +		1,138,532
Liabilities in Excess of Other Assets (-19.6%)		(186,455)
Net Assets (100%)		$952,077

(c)

All or a portion of security on loan at December 31, 2009. At December 31, 2009, the Portfolio had loaned securities with a total value of $189,074,000. This was secured by collateral of $107,797,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $85,835,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)

At December 31, 2009, the Portfolio held approximately $37,000 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2009.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at December 31, 2009.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2009.

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class  (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $16,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $85,000. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $600,667,000 and $631,294,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2009.
(w)	All or a portion of the security was pledged as collateral for swap agreements.
@	Face Amount/Value is less than $500.
+

At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $1,133,835,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,697,000 of which $29,860,000 related to appreciated securities and $25,163,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2009.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5 yr. Note	1,034	$118,272	Mar-10	$(2,273)
Short:
U.S. Treasury
2 yr. Note	427	92,345	Mar-10	482
U.S. Treasury
10 yr. Note	613	70,773	Mar-10	1,800
U.S. Treasury
30 yr. Bond	112	12,922	Mar-10	626
				$635

Credit Default Swap Agreements

The Portfolio had the following credit default swap agreement(s) open at period end:

						Unrealized
		Notional			Upfront	Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	Payments	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)	(000)
Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$2,115	5.00%	6/20/14	$78	$(319)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Credit Suisse
	3 Month LIBOR	Pay	5.09%	12/23/19	$59,650	$(286)
	3 Month LIBOR	Receive	4.39	12/23/39	14,305	315
Deutsche Bank
	3 Month LIBOR	Pay	4.40	10/1/16	187,421	(1,149)
	3 Month LIBOR	Receive	4.41	10/3/18	100,833	1,197
						$77

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$7,598	3 Month LIBOR	Receive	11/15/19	$(133)
	20,062	3 Month LIBOR	Receive	11/15/21	(205)
					$(338)

LIBOR — London Interbank Offered Rate

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

		Level 2
		Other	Level 3
	Level 1 Quoted prices	significant observable inputs	Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$31,375	$—	$31,375
Agency Bond — Banking (FDIC Guaranteed)	—	24,461	—	24,461
Agency Fixed Rate Mortgages	—	333,421	—	333,421
Asset Backed Securities	—	98	—	98
Collateralized Mortgage Obligations — Agency Collateral Series	—	6,814	—	6,814
Commercial Mortgage Backed Securities	—	30,437	—	30,437
Finance	—	121,939	—	121,939
Industrials	—	150,372	—	150,372
Mortgages — Other	—	930	37	967
Municipal Bonds	—	4,360	—	4,360
Sovereign	—	4,382	—	4,382
U.S. Agency Securities	—	33,372	—	33,372
U.S. Treasury Securities	—	160,451	—	160,451
Utilities	—	26,861	—	26,861
Total Fixed Income Securities	—	929,273	37	929,310
Futures Contracts	2,908	—	—	2,908
Interest Rate Swap Agreements	—	1,512	—	1,512
Short-Term Investments
Investment Company	145,274	—	—	145,274
Repurchase Agreement	—	14,669	—	14,669
U.S. Treasury Securities	—	49,279	—	49,279
Total Short-Term Investments	145,274	63,948	—	209,222
Total Assets	148,182	994,733	37	1,142,952

Liabilities:
Credit Default Swap Agreements	—	319	—	319
Futures Contracts	2,273	—	—	2,273
Interest Rate Swap Agreements	—	1,435	—	1,435
Zero Coupon Swap Agreements	—	338	—	338
Total Liabilities	2,273	2,092	—	4,365
Total	$145,909	$992,641	$37	$1,138,587

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
(000)
Balance as of 9/30/09	$2
Accrued discounts/premiums	—
Realized gain (loss)	(6)
Change in unrealized appreciation (depreciation)	1
Net purchases (sales)	40
Net transfers in and/or out of Level 3	—
Balance as of 12/31/09	$37
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 12/31/09.	$2

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (95.6%)
Agency Bond — Banking (FDIC Guaranteed) (2.6%)
General Motors Acceptance Corp., Inc.,
2.20%, 12/19/12	$2,750	$2,768

Agency Fixed Rate Mortgages (0.3%)
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30 - 5/1/33	192	208
7.00%, 11/1/32	6	6
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16 - 1/15/19	45	50
		264
Asset Backed Securities (0.1%)
Harley-Davidson Motorcycle Trust,
4.07%, 2/15/12	35	35
SLM Student Loan Trust,
0.27%, 10/27/14 (h)	120	120
		155
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corp.,
IO REMIC
7.00%, 2/15/32	54	11
IO STRIPS
6.50%, 8/1/28	197	38
Government National Mortgage Association,
Inv Fl IO
7.72%, 12/16/25	108	17
7.75%, 9/16/27	78	10
7.77%, 5/16/32	62	11
		87
Finance (17.7%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (e)	250	251
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	295	293
Allstate Corp. (The),
7.45%, 5/16/19	130	151
American Express Co.,
8.13%, 5/20/19	385	457
American Express Credit Corp.,
7.30%, 8/20/13	205	231
AvalonBay Communities, Inc.,
6.10%, 3/15/20	290	297
Bank of America Corp.,
5.65%, 5/1/18	345	351
5.75%, 12/1/17	460	472
Barclays Bank plc,
6.75%, 5/22/19	530	592
BB&T Corp.,
6.85%, 4/30/19	215	242
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	425	464
7.25%, 2/1/18	355	408
Capital One Bank USA N.A.,
8.80%, 7/15/19	525	621
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	150	111
Citigroup, Inc.,
6.13%, 11/21/17 - 5/15/18	865	873
8.50%, 5/22/19	395	457
Commonwealth Bank of Australia,
5.00%, 10/15/19 (e)	335	333
Credit Suisse USA, Inc.,
5.13%, 8/15/15	85	90
Credit Suisse, New York,
5.30%, 8/13/19	680	700
6.00%, 2/15/18	215	225
General Electric Capital Corp.,
5.63%, 5/1/18	530	544
6.00%, 8/7/19	670	697
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	115	123
6.25%, 9/1/17	670	720
HBOS plc,
6.75%, 5/21/18 (e)	320	297
HSBC Finance Corp.,
5.50%, 1/19/16	230	242
6.75%, 5/15/11	285	301
John Hancock Global Funding II,
7.90%, 7/2/10 (e)	715	738
JPMorgan Chase & Co.,
6.00%, 1/15/18	405	436
Mack-Cali Realty LP,
7.75%, 8/15/19	350	363
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	725	782
MetLife, Inc.,
6.75%, 6/1/16	95	106
6.82%, 8/15/18	155	173
7.72%, 2/15/19	180	212
Nationwide Building Society,
4.25%, 2/1/10 (e)	275	275
PNC Funding Corp.,
6.70%, 6/10/19	235	263
Principal Financial Group, Inc.,
8.88%, 5/15/19	190	220
Prudential Financial, Inc.,
4.75%, 9/17/15	280	284
7.38%, 6/15/19	200	225
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	175	175
Royal Bank of Scotland plc (The),
4.88%, 8/25/14 (e)	140	142
Simon Property Group LP,
6.75%, 5/15/14	205	219
U.S. Central Federal Credit Union,
1.90%, 10/19/12	1,270	1,270
UBS AG,
5.88%, 12/20/17	200	206
UnitedHealth Group, Inc.,
6.00%, 2/15/18	185	191
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19 (e)	675	726
WellPoint, Inc.,
7.00%, 2/15/19	50	56
Wells Fargo & Co.,
5.63%, 12/11/17	805	839
Xlliac Global Funding,
4.80%, 8/10/10 (e)	395	397
		18,841
Industrials (14.9%)
Agilent Technologies, Inc.,
5.50%, 9/14/15	180	189
Altria Group, Inc.,
9.25%, 8/6/19	125	153

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
AmerisourceBergen Corp.,
4.88%, 11/15/19	$130	$129
Amphenol Corp.,
4.75%, 11/15/14	135	135
ArcelorMittal,
9.85%, 6/1/19	640	829
AT&T, Inc.,
5.30%, 11/15/10	160	166
5.80%, 2/15/19	350	374
BAT International Finance plc,
9.50%, 11/15/18 (e)	200	254
Baxter International, Inc.,
4.00%, 3/1/14	45	46
Biogen Idec, Inc.,
6.88%, 3/1/18	225	243
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	30	28
7.13%, 6/15/12	220	231
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	80	91
Comcast Corp.,
5.70%, 5/15/18	395	416
ConAgra Foods, Inc.,
7.00%, 4/15/19	170	193
Cooper U.S., Inc.,
5.25%, 11/15/12	195	209
Corning, Inc.,
6.63%, 5/15/19	115	126
CSX Corp.,
7.38%, 2/1/19	125	143
CVS Caremark Corp.,
6.60%, 3/15/19	45	49
CVS Pass-Through Trust,
6.04%, 12/10/28	221	209
8.35%, 7/10/31 (e)	184	203
Daimler Finance North America LLC,
7.30%, 1/15/12	230	250
Delhaize Group S.A. ,
6.50%, 6/15/17	400	435
Deutsche Telekom International Finance B.V.,
8.50%, 6/15/10	435	450
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19 (e)	200	204
FBG Finance Ltd.,
5.13%, 6/15/15 (e)	255	264
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	40	44
General Electric Co.,
5.25%, 12/6/17	590	604
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	220	220
Holcim U.S. Finance SARL & Cie SCS,
6.00%, 12/30/19 (e)	115	120
Home Depot, Inc.,
5.88%, 12/16/36	280	271
International Paper Co.,
7.50%, 8/15/21	140	157
KLA-Tencor Corp.,
6.90%, 5/1/18	170	179
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	295	314
Kraft Foods, Inc.,
6.13%, 8/23/18	430	454
Medco Health Solutions, Inc.,
7.13%, 3/15/18	345	388
Newmont Mining Corp.,
5.13%, 10/1/19	210	211
News America, Inc.,
6.90%, 3/1/19	200	226
Norfolk Southern Corp.,
5.75%, 1/15/16	140	149
Pearson Dollar Finance Two plc,
6.25%, 5/6/18 (e)	145	153
Petrobras International Finance Co.,
5.75%, 1/20/20	235	240
Quest Diagnostics, Inc.,
4.75%, 1/30/20	165	162
Questar Market Resources, Inc.,
6.80%, 4/1/18	235	245
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	130	165
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (e)	170	174
Telecom Italia Capital S.A.,
7.00%, 6/4/18	360	397
7.18%, 6/18/19	190	212
Telefonica Europe B.V.,
8.25%, 9/15/30	395	493
Time Warner Cable, Inc.,
8.25%, 4/1/19	130	155
8.75%, 2/14/19	180	220
Time Warner, Inc.,
5.88%, 11/15/16	300	324
Union Pacific Corp.,
7.88%, 1/15/19	450	545
Vale Overseas Ltd.,
5.63%, 9/15/19	160	163
6.88%, 11/10/39	25	25
Verizon Communications, Inc.,
6.35%, 4/1/19	600	663
Verizon Global Funding Corp.,
7.25%, 12/1/10	140	148
Viacom, Inc.,
5.63%, 9/15/19	205	214
Vivendi S.A.,
6.63%, 4/4/18 (e)	175	190
Watson Pharmaceuticals, Inc.,
6.13%, 8/15/19	335	346
Weatherford International Ltd.,
9.63%, 3/1/19	395	493
WPP Finance,
8.00%, 9/15/14	200	228
Xerox Corp.,
5.63%, 12/15/19	30	30
6.35%, 5/15/18	160	167
Yum! Brands, Inc.,
5.30%, 9/15/19	25	25
6.25%, 3/15/18	220	241
		15,774
Municipal Bond (0.3%)
State of California,
5.95%, 4/1/16	360	364

Sovereign (0.4%)
Federative Republic of Brazil,
6.00%, 1/17/17	435	472

U.S. Agency Securities (11.0%)
Federal Home Loan Bank,
5.00%, 11/17/17	760	824

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Agency Securities (cont’d)
Federal Home Loan Mortgage Corp.,
1.75%, 6/15/12	$5,530	$5,558
3.00%, 7/28/14	1,500	1,522
5.50%, 8/23/17	2,000	2,235
Federal National Mortgage Association,
4.38%, 10/15/15	1,440	1,534
		11,673
U.S. Treasury Securities (44.5%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/22	16,210	10,257
U.S. Treasury Bond,
5.38%, 2/15/31	160	177
U.S. Treasury Notes,
0.75%, 11/30/11	9,250	9,193
1.50%, 12/31/13	5,545	5,401
1.75%, 1/31/14 - 3/31/14	1,910	1,870
2.38%, 10/31/14	7,845	7,762
2.63%, 7/31/14	5,200	5,228
2.75%, 2/15/19	3,000	2,763
3.00%, 9/30/16	600	589
3.38%, 11/15/19	150	144
3.75%, 11/15/18	2,100	2,100
4.00%, 8/15/18	1,708	1,745
		47,229
Utilities (3.7%)
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	100	113
Columbus Southern Power Co.,
4.40%, 12/1/10	100	102
Consumers Energy Co.,
4.00%, 5/15/10	100	101
Enterprise Products Operating LLC,
6.50%, 1/31/19	215	232
9.75%, 1/31/14	275	329
Exelon Generation Co. LLC,
5.20%, 10/1/19	550	551
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	205	207
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	550	584
Nisource Finance Corp.,
6.80%, 1/15/19	185	198
Plains All American Pipeline LP/PAA Finance Corp.,
8.75%, 5/1/19	400	472
PPL Energy Supply LLC,
6.30%, 7/15/13	145	156
6.50%, 5/1/18	180	188
Progress Energy, Inc.,
7.05%, 3/15/19	285	319
Spectra Energy Capital LLC,
8.00%, 10/1/19	300	352
		3,904
Total Fixed Income Securities (Cost $99,778)		101,531

	Shares
Short-Term Investments (1.6%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	472,142	472

	Face Amount
	(000)
U.S. Treasury Security (1.2%)
U.S. Treasury Bill,
0.10%, 5/6/10 (j)(r)(w)	$1,188	$1,187
Total Short-Term Investments (Cost $1,660)		1,659
Total Investments (97.2%) (Cost $101,438) +		103,190
Other Assets in Excess of Liabilities (2.8%)		3,009
Net Assets (100%)		$106,199

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2009.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2009.

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $2,000. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $33,713,000 and $35,434,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2009.
(w)	All or a portion of the security was pledged as collateral for swap agreements.
+

At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $101,438,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,752,000 of which $2,548,000 related to appreciated securities and $796,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2009.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	10	$2,163	Mar-10	$(12)
U.S. Treasury
5 yr. Note	156	17,844	Mar-10	(348)
Short:
U.S. Treasury
10 yr. Note	154	17,780	Mar-10	470
U.S. Treasury
30 yr. Bond	70	8,076	Mar-10	325
				$435

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse
	3 Month LIBOR	Pay	5.09%	12/23/19	$6,730	$(32)
	3 Month LIBOR	Receive	4.39	12/23/39	1,615	36
Deutsche Bank
	3 Month LIBOR	Pay	4.40	10/1/16	28,556	(175)
	3 Month LIBOR	Receive	4.41	10/3/18	15,363	182
						$11

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$4,835	3 Month LIBOR	Pay	11/15/19	$(373)
	2,960	3 Month LIBOR	Receive	11/15/19	(52)
Deutsche Bank
	1,934	3 Month LIBOR	Receive	11/15/21	35
JPMorgan Chase
	1,354	3 Month LIBOR	Receive	11/15/19	(7)
	557	3 Month LIBOR	Receive	11/15/21	(1)
	215	3 Month LIBOR	Receive	11/14/22	(1)
					$(399)

LIBOR — London Interbank Offered Rate

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

		Level 2
		Other	Level 3
	Level 1 Quoted prices	significant observable inputs	Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Agency Bond — Banking (FDIC Guaranteed)	$—	$2,768	$—	$2,768
Agency Fixed Rate Mortgages	—	264	—	264
Asset Backed Securities	—	155	—	155
Collateralized Mortgage Obligations — Agency Collateral Series	—	87	—	87
Finance	—	18,841	—	18,841
Industrials	—	15,774	—	15,774
Municipal Bond	—	364	—	364
Sovereign	—	472	—	472
U.S. Agency Securities	—	11,673	—	11,673
U.S. Treasury Securities	—	47,229	—	47,229
Utilities	—	3,904	—	3,904
Total Fixed Income Securities	—	101,531	—	101,531
Futures Contracts	795	—	—	795
Interest Rate Swap Agreements	—	218	—	218
Short-Term Investments
Investment Company	472	—	—	472
U.S. Treasury Security	—	1,187	—	1,187
Total Short-Term Investments	472	1,187	—	1,659
Zero Coupon Swap Agreements	—	35	—	35
Total Assets	1,267	102,971	—	104,238

Liabilities:
Futures Contracts	360	—	—	360
Interest Rate Swap Agreements	—	207	—	207
Zero Coupon Swap Agreements	—	434	—	434
Total Liabilities	360	641	—	1,001
Total	$907	$102,330	$—	$103,237

Morgan Stanley Institutional Fund Trust

International Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (92.0%)
Australia (1.1%)
Queensland Treasury Corp.,
6.00%, 10/14/15	AUD	300	$271

Austria (2.3%)
Republic of Austria,
3.50%, 7/15/15	EUR	400	590

Brazil (1.7%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	BRL	800	423

Canada (8.7%)
Bombardier, Inc.,
7.25%, 11/15/16	EUR	100	147
Government of Canada,
2.00%, 12/1/14	CAD	700	646
4.00%, 6/1/17		500	500
Quebec Province,
1.60%, 5/9/13	JPY	70,000	744
Royal Bank of Canada,
4.50%, 11/5/12	EUR	100	151
			2,188
Denmark (1.3%)
Kingdom of Denmark,
5.00%, 11/15/13	DKK	1,500	315

France (12.4%)
BNP Paribas,
5.43%, 9/7/17	EUR	100	158
Caisse d’Amortissment de la Dette Sociale,
4.50%, 9/4/13		200	308
Compagnie de Financement Foncier,
1.25%, 12/1/11	JPY	35,000	376
Credit Agricole S.A.,
6.00%, 6/24/13	EUR	100	158
Crown European Holdings S.A.,
6.25%, 9/1/11		75	112
Europcar Groupe S.A.,
4.21%, 5/15/13(h)		100	121
France Government Bond,
4.00%, 4/25/18		500	750
France Telecom S.A.,
8.13%, 1/28/33		60	116
French Treasury Note,
4.50%, 7/12/12		300	461
GDF Suez,
5.63%, 1/18/16		50	80
Lafarge S.A.,
6.13%, 5/28/15		100	154
RTE EDF Transport S.A.,
5.13%, 9/12/18		100	154
Societe Generale,
6.13%, 8/20/18		100	161
			3,109
Germany (6.4%)
Bundesrepublik Deutschland,
4.75%, 7/4/34		300	467
Kreditanstalt fuer Wiederaufbau,
1.35%, 1/20/14	JPY	70,000	770
3.13%, 2/25/14	EUR	250	366
			1,603
Greece (2.9%)
Government of Greece,
5.25%, 5/18/12		500	731

Hungary (1.7%)
Republic of Hungary,
5.75%, 6/11/18	EUR	100	149
6.00%, 10/24/12	HUF	27,000	139
6.75%, 2/24/17		30,000	148
			436
Ireland (0.9%)
GE Capital European Funding,
5.25%, 5/18/15	EUR	100	152
Smurfit Kappa Funding plc,
7.75%, 4/1/15		50	70
			222
Italy (4.7%)
Fiat Finance & Trade Ltd. S.A.,
6.63%, 2/15/13		100	147
Italy Buoni Poliennali Del Tesoro,
3.50%, 6/1/14		250	368
4.00%, 2/1/17		200	298
4.25%, 4/15/13		150	227
5.00%, 2/1/12		100	153
			1,193
Japan (7.5%)
Development Bank of Japan,
1.75%, 3/17/17	JPY	10,000	113
Government of Japan,
1.40%, 9/20/15		25,000	281
1.70%, 6/20/33		60,000	582
2.50%, 9/20/36		45,000	509
Japan Finance Organization for Municipalities,
1.90%, 6/22/18		20,000	228
Sharp Corp. (Convertible),
Zero Coupon, 9/30/13		17,000	173
			1,886
Jersey (0.5%)
ASIF III (Jersey) Ltd.,
4.75%, 9/11/13	EUR	100	131

Luxembourg (1.2%)
ArcelorMittal,
9.38%, 6/3/16		100	175
Wind Acquisition Finance S.A.,
11.00%, 12/1/15		75	117
			292
Mexico (1.0%)
Mexican Bonos,
10.00%, 12/5/24	MXN	3,000	263

Netherlands (6.9%)
ABN Amro Bank N.V. (Convertible),
1.88%, 10/27/10	EUR	50	71
Bank Nederlandse Gemeenten,
3.75%, 12/16/13		100	149
Government of Netherlands,
4.00%, 1/15/37		500	691
Impress Holdings B.V.,
3.87%, 9/15/13(h)		60	82
ING Bank N.V.,
5.25%, 6/5/18		100	156
Linde Finance B.V.,
4.75%, 4/24/17		100	150
OI European Group B.V.,
6.88%, 3/31/17		75	104
Telecom Italia Finance S.A.,
7.75%, 1/24/33		100	170

Morgan Stanley Institutional Fund Trust

International Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Netherlands (cont’d)
Telefonica Europe B.V.,
5.88%, 2/14/33	EUR	100	$153
			1,726
Norway (0.8%)
Kingdom of Norway,
6.50%, 5/15/13	NOK	1,000	191

Poland (1.9%)
Government of Poland,
4.75%, 4/25/12	PLN	1,000	347
5.25%, 4/25/13		400	139
			486
Russia (0.4%)
Gaz Capital S.A.,
4.56%, 12/9/12	EUR	75	110

South Africa (1.2%)
Government of South Africa,
7.25%, 1/15/20	ZAR	2,500	298

Spain (4.2%)
Government of Spain,
3.90%, 10/31/12	EUR	500	752
Santander International Debt S.A.,
5.63%, 2/14/12		100	153
Telefonica Emisiones S.A.U.,
5.58%, 6/12/13		100	155
			1,060
Supranational (2.8%)
European Investment Bank,
1.25%, 9/20/12	JPY	45,000	496
1.40%, 6/20/17		20,000	220
			716
Sweden (1.7%)
Government of Sweden,
5.50%, 10/8/12	SEK	2,800	431

United Kingdom (13.1%)
Allied Domecq Financial Services Ltd.,
6.63%, 4/18/11	GBP	100	169
Anglo American Capital plc,
5.88%, 4/17/15	EUR	100	156
BAA Funding Ltd.,
4.60%, 2/15/20(e)(h)		150	196
Barclays Bank plc,
4.25%, 10/27/11		150	225
BAT International Finance plc,
5.38%, 6/29/17		100	154
FCE Bank plc,
7.13%, 1/15/13		100	140
Imperial Tobacco Finance plc,
4.38%, 11/22/13		100	148
8.38%, 2/17/16		50	87
JTI UK Finance plc,
4.50%, 4/2/14		100	151
Lloyds TSB Bank plc,
3.75%, 11/17/11		100	149
National Grid Gas plc,
5.13%, 5/14/13		100	154
Rexam plc,
6.75%, 6/29/67(h)		100	120
Royal Bank of Scotland plc (The),
3.75%, 11/14/11		100	148
4.13%, 11/14/11	GBP	100	169
Tesco plc,
5.88%, 9/12/16	EUR	100	161
United Kingdom Treasury Bond,
4.25%, 3/7/36	GBP	530	829
4.50%, 3/7/13		80	138
			3,294
United States (4.3%)
Chesapeake Energy Corp.,
6.25%, 1/15/17	EUR	70	92
Countrywide Financial Corp.,
1.12%, 11/23/10(h)		100	144
General Electric Capital Corp.,
4.00%, 6/15/12(v)		100	150
Goldman Sachs Group, Inc. (The),
1.07%, 5/23/16(h)		100	131
3.50%, 12/8/11(v)		100	148
ITW Finance Europe S.A.,
5.25%, 10/1/14		75	115
Merck & Co., Inc.,
5.38%, 10/1/14		100	157
Washington Mutual Preferred Funding LLC,
9.75%, (b)(e)(o)		$200	4
WM Covered Bond Program,
3.88%, 9/27/11	EUR	100	147
			1,088
Virgin Islands, British (0.4%)
C10-EUR Capital SPV Ltd. BVI,
6.28%, (h)(o)		100	98
Total Fixed Income Securities (Cost $21,865)			23,151

	Shares
Short-Term Investment (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p) (Cost $1,183)	1,182,758		1,183
Total Investments (96.7%) (Cost $23,048) +			24,334
Other Assets in Excess of Liabilities (3.3%)			841
Net Assets (100%)			$25,175

(b)                                 Issuer is in default.

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2009.

(o)                                 Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2009.

(p)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $1,000. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $7,511,000 and $6,739,000, respectively.

(v)                                 Agency Bonds — Banking (FDIC Guaranteed)

@                                    Value is less than $500.

Morgan Stanley Institutional Fund Trust

International Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

+                                         At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $23,048,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,286,000 of which $1,716,000 related to appreciated securities and $430,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	345	$198	1/21/10	USD	195	$195	$(3)
CAD	770	737	1/14/10	USD	726	726	(11)
CAD	100	96	1/14/10	USD	94	94	(2)
DKK	1,390	268	1/19/10	USD	275	275	7
EUR	1,250	1,791	1/13/10	USD	1,890	1,890	99
EUR	1,250	1,792	1/13/10	USD	1,891	1,891	99
EUR	150	215	1/13/10	USD	214	214	(1)
EUR	130	187	1/13/10	USD	192	192	5
EUR	175	251	1/13/10	USD	250	250	(1)
EUR	1,270	1,820	1/13/10	USD	1,919	1,919	99
EUR	1,060	1,519	1/13/10	USD	1,520	1,520	1
EUR	185	266	1/13/10	USD	279	279	13
EUR	1,250	1,792	1/13/10	USD	1,890	1,890	98
GBP	235	379	1/21/10	USD	381	381	2
GBP	40	65	1/21/10	USD	64	64	(1)
HUF	25,200	134	1/19/10	USD	135	135	1
JPY	105,800	1,136	1/25/10	USD	1,180	1,180	44
JPY	10,000	107	1/25/10	USD	109	109	2
JPY	15,000	161	1/25/10	USD	164	164	3
JPY	5,000	53	1/25/10	USD	55	55	2
NOK	350	60	1/19/10	USD	60	60	—@
PLN	470	165	1/19/10	EUR	113	163	(2)
PLN	150	53	1/19/10	USD	52	52	(1)
SEK	2,395	335	1/19/10	USD	337	337	2
USD	167	167	1/14/10	AUD	185	166	(1)
USD	502	502	1/13/10	EUR	350	502	—@
USD	111	111	1/21/10	GBP	70	113	2
USD	398	398	1/21/10	IDR	3,775,000	402	4
USD	523	523	1/25/10	JPY	48,000	515	(8)
USD	362	362	1/21/10	KRW	420,000	361	(1)
USD	26	26	1/14/10	MXN	335	26	—@
USD	64	64	1/21/10	MYR	220	64	—@
USD	266	266	1/19/10	NOK	1,535	265	(1)
USD	21	21	1/19/10	PLN	60	21	—@
USD	11	11	1/14/10	SGD	15	11	—@
ZAR	1,590	215	1/21/10	USD	211	211	(4)
		$16,246				$16,692	$446

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
DKK	—	Denmark Krone
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungary Forint
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
British Pound
10 yr. Gilt	1	$185	Mar-10	$(5)
Japan 10 yr.
Bond	1	1,500	Mar-10	—@
Short:
Euro-Bobl
5 yr.	4	663	Mar-10	4
Euro-Schatz
2 yr.	2	310	Mar-10	—@
				$(1)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

		Level 2
		Other	Level 3
	Level 1 Quoted prices	significant observable inputs	Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Agency Bonds — Banking (FDIC Guaranteed)	$—	$298	$—	$298
Basic Materials	—	481	—	481
Communications	—	711	—	711
Consumer, Cyclical	—	320	—	320
Consumer, Non-Cyclical	—	1,148	—	1,148
Diversified	—	70	—	70
Energy	—	202	—	202
Financial	—	4,307	—	4,307
Government	—	14,196	—	14,196
Industrial	—	1,030	—	1,030
Utilities	—	388	—	388
Total Fixed Income Securities	—	23,151	—	23,151
Foreign Currency Exchange Contracts	—	483	—	483
Futures Contracts	4	—	—	4
Short-Term Investment
Investment Company	1,183	—	—	1,183
Total Assets	1,187	23,634	—	24,821
Liabilities:
Foreign Currency Exchange Contracts	—	37	—	37
Futures Contracts	5	—	—	5
Total Liabilities	5	37	—	42
Total	$1,182	$23,597	$—	$24,779

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.0%)
Agency Adjustable Rate Mortgages (4.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.56%, 5/1/37	$483	$512
5.67%, 4/1/37	235	248
5.79%, 10/1/37	224	237
5.93%, 12/1/36	489	518
6.03%, 2/1/37	230	244
Federal National Mortgage Association,
Conventional Pools:
5.78%, 3/1/38	195	207
5.90%, 1/1/37	452	478
6.02%, 11/1/37	454	483
Government National Mortgage Association,
Various Pools:
3.63%, 7/20/25	7	7
4.13%, 11/20/25	63	65
4.38%, 2/20/25 - 2/20/28	711	735
		3,734
Agency Fixed Rate Mortgages (35.4%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
5.00%, 10/1/35	2,390	2,456
5.50%, 5/1/37	1,072	1,124
6.00%, 2/1/32 - 8/1/38	3,512	3,731
6.50%, 7/1/25 - 3/1/32	165	179
7.00%, 2/1/26	9	10
7.50%, 5/1/16 - 5/1/35	249	279
8.00%, 8/1/32	65	74
8.50%, 8/1/31	64	74
Federal National Mortgage Association,
Conventional Pools:
5.00%, 3/1/39	2,524	2,593
5.50%, 1/1/36 - 8/1/38	9,485	9,960
6.00%, 10/1/31 - 10/1/38	2,808	2,980
6.50%, 6/1/26 - 1/1/39	2,272	2,443
7.00%, 10/1/28 - 6/1/32	121	133
7.50%, 8/1/37	180	203
8.00%, 2/1/12 - 4/1/33	151	172
8.50%, 10/1/32	132	153
11.25%, 8/1/13	6	6
January TBA:
4.50%, 1/25/24 - 1/25/39 (i)	1,300	1,325
5.00%, 1/25/39 (i)	275	282
6.00%, 1/25/39 (i)	2,100	2,224
Government National Mortgage Association,
January TBA:
4.50%, 1/15/39 (i)	1,675	1,677
5.00%, 1/15/39 (i)	1,200	1,234
		33,312
Asset Backed Securities (0.8%)
Chrysler Financial Auto Securitization Trust,
1.01%, 7/15/10	663	663
Residential Asset Securities Corp.,
0.34%, 2/25/30 (h)	111	105
		768
Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
8.00%, 1/1/28	44	9
PAC REMIC
10.00%, 6/15/20	5	5
Federal National Mortgage Association,
Inv Fl IO REMIC
8.25%, 5/18/27	333	49
8.32%, 10/25/30	88	13
REMIC
7.00%, 9/25/32	279	306
		382
Commercial Mortgage Backed Securities (3.2%)
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	340	316
5.70%, 12/10/49 (h)	456	408
5.73%, 3/15/49 (h)	493	473
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	510	452
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	554	537
5.37%, 9/15/39	400	382
5.87%, 9/15/45 (h)	459	404
		2,972
Finance (13.3%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (c)(e)	146	147
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	323	321
Allstate Corp. (The),
7.45%, 5/16/19	85	99
American Express Corp.,
8.13%, 5/20/19	187	222
American Express Credit Corp.,
7.30%, 8/20/13	68	76
AvalonBay Communities, Inc.,
6.10%, 3/15/20 (c)	150	153
Bank of America Corp.,
5.75%, 12/1/17	465	477
7.63%, 6/1/19	330	382
Barclays Bank plc,
6.75%, 5/22/19	296	331
BB&T Corp.,
6.85%, 4/30/19 (c)	136	153
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	395	431
Boston Properties LP,
5.88%, 10/15/19 (c)	170	171
Capital One Bank USA NA,
8.80%, 7/15/19	285	337
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	469	347
Citigroup, Inc.,
6.13%, 11/21/17	420	424
8.50%, 5/22/19	316	366
Commonwealth Bank of Australia,
5.00%, 10/15/19 (c)(e)	167	166
Credit Suisse USA, Inc.,
5.13%, 8/15/15 (c)	99	105
Credit Suisse, New York,
5.30%, 8/13/19	190	196
6.00%, 2/15/18	126	132
Farmers Exchange Capital,
7.05%, 7/15/28 (e)	425	371
General Electric Capital Corp.,
5.63%, 5/1/18	485	498
6.00%, 8/7/19 (c)	306	318
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	450	483
HBOS plc,
6.75%, 5/21/18 (e)	357	332

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Finance (cont’d)
HSBC Finance Corp.,
6.38%, 10/15/11	$238	$253
6.75%, 5/15/11	248	262
JPMorgan Chase & Co.,
6.00%, 1/15/18	365	393
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	67	72
MetLife, Inc.,
6.75%, 6/1/16 (c)	102	114
6.82%, 8/15/18	34	38
7.72%, 2/15/19 (c)	163	192
Nationwide Building Society,
4.25%, 2/1/10 (e)	201	201
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	374	383
PNC Funding Corp.,
6.70%, 6/10/19 (c)	150	168
Principal Financial Group,
8.88%, 5/15/19 (c)	167	193
Prudential Financial, Inc.,
4.75%, 9/17/15 (c)	194	197
6.63%, 12/1/37 (c)	112	115
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	136	136
Royal Bank of Scotland plc (The),
4.88%, 8/25/14 (c)(e)	145	147
Simon Property Group LP,
6.75%, 5/15/14	139	148
U.S. Central Federal Credit Union,
1.90%, 10/19/12	986	986
UnitedHealth Group, Inc.,
6.00%, 2/15/18	82	85
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19 (c)(e)	204	219
WellPoint, Inc.,
7.00%, 2/15/19	54	61
Wells Fargo & Co.,
5.63%, 12/11/17	612	638
Westpac Banking Corp.,
4.20%, 2/27/15 (c)	150	153
Xlliac Global Funding,
4.80%, 8/10/10 (e)	289	291
		12,483
Industrials (13.7%)
Agilent Technologies, Inc.,
5.50%, 9/14/15	126	132
Altria Group, Inc.,
9.25%, 8/6/19	88	107
AmerisourceBergen Corp.,
4.88%, 11/15/19	100	99
Amphenol Corp.,
4.75%, 11/15/14	109	109
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14 (e)	184	209
ArcelorMittal,
9.85%, 6/1/19	384	497
AT&T, Inc.,
6.30%, 1/15/38	720	734
6.55%, 2/15/39	100	105
BAT International Finance plc,
9.50%, 11/15/18 (e)	190	242
Biogen Idec, Inc.,
6.88%, 3/1/18	194	209
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	129	118
7.13%, 6/15/12	230	241
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	99	113
Comcast Corp.,
5.70%, 5/15/18	207	218
Cooper U.S., Inc.,
5.25%, 11/15/12	139	149
Corning, Inc.,
6.63%, 5/15/19	143	156
COX Communications, Inc.,
8.38%, 3/1/39 (e)	401	501
CSX Corp.,
7.38%, 2/1/19	146	167
CVS Pass-Through Trust,
6.04%, 12/10/28 (c)	208	197
8.35%, 7/10/31 (e)	149	165
Daimler Finance North America LLC,
7.30%, 1/15/12	163	177
8.50%, 1/18/31 (c)	71	88
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19 (e)	122	124
7.63%, 5/15/16	18	20
FBG Finance Ltd.,
5.13%, 6/15/15 (e)	241	250
General Electric Co.,
5.25%, 12/6/17	290	297
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	170	170
Hess Corp.,
6.00%, 1/15/40	100	99
Holcim U.S. Finance Sarl & Cie SCS,
6.00%, 12/30/19 (e)	82	86
Home Depot, Inc.,
5.88%, 12/16/36	197	191
KLA-Tencor Corp.,
6.90%, 5/1/18	116	122
Kohl’s Corp.,
6.88%, 12/15/37	177	201
Kraft Foods, Inc.,
6.13%, 8/23/18 (c)	343	362
Kroger Co. (The),
3.90%, 10/1/15	44	44
Medco Health Solutions, Inc.,
7.13%, 3/15/18	258	290
Newmont Mining Corp.,
5.13%, 10/1/19	289	290
News America, Inc.,
7.85%, 3/1/39 (c)	218	256
Pearson Dollar Finance Two plc,
6.25%, 5/6/18 (c)(e)	136	143
Petrobras International Finance Co.,
5.75%, 1/20/20 (c)	180	184
Philip Morris International, Inc.,
5.65%, 5/16/18	180	190
Potash Corp. of Saskatchewan, Inc.,
4.88%, 3/30/20	44	44
5.88%, 12/1/36	75	74
Quest Diagnostics, Inc.,
4.75%, 1/30/20	130	127
Questar Market Resources, Inc.,
6.80%, 4/1/18	136	142
Republic Services, Inc.,
5.50%, 9/15/19 (e)	143	145
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	71	90
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (e)	304	311

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Industrials (cont’d)
Telecom Italia Capital S.A.,
7.00%, 6/4/18	$167	$184
7.18%, 6/18/19	224	250
Telefonica Europe B.V.,
8.25%, 9/15/30 (c)	269	336
Time Warner Cable, Inc.,
6.75%, 7/1/18 - 6/15/39	115	125
8.25%, 4/1/19	119	142
Time Warner, Inc.,
7.70%, 5/1/32	184	217
Tyco Electronics Group S.A.,
5.95%, 1/15/14	357	374
Vale Overseas Ltd.,
5.63%, 9/15/19 (c)	116	118
6.88%, 11/10/39 (c)	31	31
Verizon Communications, Inc.,
5.50%, 2/15/18	99	104
6.35%, 4/1/19 (c)	354	391
Viacom, Inc.,
5.63%, 9/15/19 (c)	65	68
6.88%, 4/30/36 (c)	126	137
Vivendi S.A.,
6.63%, 4/4/18 (e)	102	111
Waste Management, Inc.,
6.13%, 11/30/39 (c)	185	184
Weatherford International Ltd.,
9.63%, 3/1/19 (c)	200	250
WPP Finance (UK),
8.00%, 9/15/14 (c)	136	155
Wyeth,
5.45%, 4/1/17	27	29
5.50%, 2/15/16	80	86
6.45%, 2/1/24	265	296
Xerox Corp.,
5.63%, 12/15/19	40	40
6.35%, 5/15/18	78	82
Yum! Brands, Inc.,
5.30%, 9/15/19	105	105
6.25%, 3/15/18	105	115
		12,915
Mortgages — Other (0.0%)
Ryland Acceptance Corp. IV,
6.65%, 7/1/1 (d)(l)	—@	—@
Municipal Bonds (0.7%)
Illinois State Toll Highway Authority,
6.18%, 1/1/34	231	235
State of California, General Obligation Bond,
5.95%, 4/1/16	435	440
		675
Sovereign (0.3%)
Federative Republic of Brazil,
6.00%, 1/17/17	289	314
U.S. Agency Securities (3.6%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18	1,360	1,457
Federal National Mortgage Association,
2.50%, 5/15/14 (c)	1,360	1,359
4.38%, 10/15/15	580	618
		3,434
U.S. Treasury Securities (19.1%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 5/15/21	5,475	3,567
U.S. Treasury Bonds,
3.50%, 2/15/39	300	246
4.75%, 2/15/37	2,091	2,137
U.S. Treasury Notes,
1.75%, 3/31/14	4,000	3,906
2.13%, 11/30/14 (c)	600	586
2.38%, 10/31/14 (c)	5,845	5,783
2.75%, 2/15/19	500	461
3.00%, 9/30/16 (c)	1,156	1,135
3.38%, 11/15/19 (c)	200	192
		18,013
Utilities (2.5%)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	153	149
Enterprise Products Operating LLC,
6.50%, 1/31/19	269	291
Exelon Generation Co. LLC,
5.20%, 10/1/19	306	307
FirstEnergy Solutions Corp.,
6.05%, 8/15/21 (c)	221	223
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18 (c)	450	477
NiSource Finance Corp.,
6.80%, 1/15/19	180	193
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	306	313
PPL Energy Supply LLC,
6.30%, 7/15/13	180	194
Texas Eastern Transmission LP,
7.00%, 7/15/32	143	161
		2,308
Total Fixed Income Securities (Cost $89,714)		91,310

	Shares
Short-Term Investments (13.6%)
Securities held as Collateral on Loaned Securities (3.9%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	3,201,577	3,202

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreement (0.5%)

Deutsche Bank Securities, Inc., 0.01%, dated 12/31/09, due 1/4/10, repurchase price $504; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.63% to 6.56%, due 11/1/22 to 6/1/38; Federal Home Loan Mortgage Corp., Gold Pool, Fixed Rate Mortgages, 3.50% to 7.50%, due 8/1/13 to 2/1/48; Federal National Mortgage Association, Adjustable Rate Mortgages, 2.52% to 6.29%, due 3/1/18 to 9/1/47; Federal National Mortgage Association, Fixed Rate Mortgages, 4.31% to 4.92%, due 6/1/19 to 12/1/19; Government National Mortgage Association, Adjustable Rate Mortgages, 0.86% to 4.38%, due 8/20/27 to 12/20/58; Government National Mortgage Association, Fixed Rate Mortgages, 3.50% to 7.50%, due 10/15/18 to 5/15/44, valued at $514.

	$504	$504
		3,706

	Shares
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	1,368,739	1,369

	Face Amount
	(000)
U.S. Agency Security (2.1%)
Federal National Mortgage Association,
0.07%, 2/1/10 (t)	$2,000	2,000

U.S. Treasury Securities (6.1%)
U.S. Treasury Bills,
0.02%, 1/14/10 (c)(r)	4,760	4,760
0.10%, 5/6/10 (j)(r)(w)	960	959
		5,719
Total Short-Term Investments (Cost $12,794)		12,794
Total Investments (110.6%) (Cost $102,508) — Including $9,548 of Securities Loaned +		104,104
Liabilities in Excess of Other Assets (-10.6%)		(10,007)
Net Assets (100%)		$94,097

(c)

All or a portion of security on loan at December 31, 2009. At December 31, 2009, the Portfolio had loaned securities with a total value of $9,548,000. This was secured by collateral of $3,706,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $6,075,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)

At December 31, 2009, the Portfolio held a fair value security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2009.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at December 31, 2009.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2009.

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $8,000. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $43,661,000 and $43,629,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2009.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(w)	All or a portion of the security was pledged as collateral for swap agreements.
@	Face Amount/Value is less than $500.
+

At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $102,508,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,596,000 of which $2,416,000 related to appreciated securities and $820,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2009.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5 yr. Note	85	$9,723	Mar-10	$(189)
Short:
U.S. Treasury
2 yr. Note	32	6,921	Mar-10	36
U.S. Treasury
10 yr. Note	64	7,389	Mar-10	177
U.S. Treasury
30 yr. Bond	6	692	Mar-10	29
				$53

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Credit Default Swap Agreements

The Portfolio had the following credit default swap agreement(s) open at period end:

						Unrealized
		Notional			Upfront	Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	Payments	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)	(000)
Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$425	5.00%	6/20/14	$16	$(64)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Credit Suisse
	3 Month LIBOR	Pay	5.09%	12/23/19	$5,940	$(29)
	3 Month LIBOR	Receive	4.39	12/23/39	1,424	31
Deutsche Bank
	3 Month LIBOR	Pay	4.40	10/1/16	29,970	(184)
	3 Month LIBOR	Receive	4.41	10/3/18	16,123	191
						$9

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$2,605	3 Month LIBOR	Receive	11/15/19	$(46)
JPMorgan Chase
	686	3 Month LIBOR	Receive	5/15/21	(14)
					$(60)

LIBOR — London Interbank Offered Rate

Morgan Stanley Institutional Fund Trust
Investment Grade Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

		Level 2
		Other	Level 3
	Level 1 Quoted prices	significant observable inputs	Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$3,734	$—	$3,734
Agency Fixed Rate Mortgages	—	33,312	—	33,312
Asset Backed Securities	—	768	—	768
Collateralized Mortgage Obligations — Agency Collateral Series	—	382	—	382
Commercial Mortgage Backed Securities	—	2,972	—	2,972
Finance	—	12,483	—	12,483
Industrials	—	12,915	—	12,915
Mortgages — Other	—	—	—@	—@
Municipal Bonds	—	675	—	675
Sovereign	—	314	—	314
U.S. Agency Securities	—	3,434	—	3,434
U.S. Treasury Securities	—	18,013	—	18,013
Utilities	—	2,308	—	2,308
Total Fixed Income Securities	—	91,310	—@	91,310
Futures Contracts	242	—	—	242
Interest Rate Swap Agreements	—	222	—	222
Short-Term Investments
Investment Company	4,571	—	—	4,571
Repurchase Agreement	—	504	—	504
U.S. Agency Security	—	2,000	—	2,000
U.S. Treasury Securities	—	5,719	—	5,719
Total Short-Term Investments	4,571	8,223	—	12,794
Total Assets	4,813	99,755	—@	104,568

Liabilities:
Credit Default Swap Agreements	—	64	—	64
Futures Contracts	189	—	—	189
Interest Rate Swap Agreements	—	213	—	213
Zero Coupon Swap Agreements	—	60	—	60
Total Liabilities	189	337	—	526

Total	$4,624	$99,418	$ —@	$104,042

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
(000)
Balance as of 9/30/09	$ —@
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 12/31/09	$ —@
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 12/31/09.	$—

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (96.8%)
Agency Adjustable Rate Mortgages (1.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.58%, 1/1/38	$620	$655
5.67%, 4/1/37	599	633
6.03%, 2/1/37	713	756
Federal National Mortgage Association,
Conventional Pools:
5.74%, 12/1/36	1,194	1,261
5.78%, 3/1/38	479	508
		3,813
Agency Bond — Banking (FDIC Guaranteed) (0.5%)
Citigroup, Inc.,
2.13%, 4/30/12	1,200	1,214

Agency Fixed Rate Mortgages (0.9%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
6.50%, 9/1/19 - 11/1/29	103	112
7.50%, 11/1/19	3	4
12.00%, 6/1/15	12	14
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18 - 10/1/32	1,818	1,967
7.00%, 7/1/29 - 12/1/33	140	155
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	69	77
		2,329
Asset Backed Securities (23.6%)
American Express Credit Account Master Trust,
1.48%, 3/15/17 (h)	2,325	2,392
Bank of America Auto Trust,
1.70%, 12/15/11 (e)	4,000	4,021
2.13%, 9/15/13 (e)	2,775	2,803
BMW Floorplan Master Owner Trust,
1.38%, 9/15/14 (e)(h)	2,600	2,602
BMW Vehicle Lease Trust,
2.04%, 4/15/11	2,800	2,815
Capital Auto Receivables Asset Trust,
1.15%, 3/15/11 (h)	511	511
5.02%, 9/15/11	824	836
Capital One Multi-Asset Execution Trust,
0.31%, 9/15/15 (h)	1,355	1,330
Chase Issuance Trust,
1.78%, 4/15/14 (h)	2,600	2,661
Citibank Credit Card Issuance Trust,
2.25%, 12/23/14	1,950	1,934
DaimlerChrysler Auto Trust,
5.00%, 2/8/12	3,125	3,175
Discover Card Master Trust,
1.53%, 12/15/14 (h)	3,000	3,017
Ford Credit Auto Owner Trust,
1.51%, 1/15/14	2,275	2,264
2.17%, 10/15/13	2,700	2,728
Ford Credit Floorplan Master Owner Trust,
1.78%, 9/15/14 (h)	2,600	2,606
GE Capital Credit Master Note Trust,
2.33%, 4/15/15 (h)	3,850	3,909
Harley-Davidson Motorcycle Trust,
1.74%, 9/15/13	1,200	1,200
1.87%, 2/15/14	1,400	1,395
2.00%, 7/15/12	3,100	3,121
Huntington Auto Trust,
3.94%, 6/17/13 (e)	2,650	2,728
Hyundai Auto Receivables Trust,
5.04%, 1/17/12	848	863
John Deere Owner Trust,
1.13%, 7/2/10	297	297
MMAF Equipment Finance LLC,
2.37%, 11/15/13 (e)	1,350	1,350
Nissan Auto Lease Trust,
2.01%, 4/15/11	2,975	2,993
2.07%, 1/15/15	2,650	2,667
USAA Auto Owner Trust,
4.90%, 2/15/12	1,375	1,393
Volkswagen Auto Lease Trust,
2.87%, 7/15/11	1,222	1,233
		58,844
Collateralized Mortgage Obligations — Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corp.,
REMIC
7.50%, 9/15/29	2,590	2,805

Collateralized Mortgage Obligation (0.3%)
Wachovia Bank Commercial Mortgage Trust,
5.24%, 7/15/41 (h)	665	661

Finance (17.5%)
American Express Co.,
7.25%, 5/20/14	1,680	1,897
Bank of America Corp.,
5.38%, 8/15/11	855	898
7.38%, 5/15/14	3,260	3,703
Bank One Corp.,
5.25%, 1/30/13	1,450	1,539
Barclays Bank plc,
2.50%, 1/23/13	1,030	1,030
BB&T Corp.,
3.10%, 7/28/11	1,355	1,379
Berkshire Hathaway Finance Corp.,
4.00%, 4/15/12	875	917
Capital One Financial Corp.,
5.70%, 9/15/11	1,300	1,366
Citigroup, Inc.,
4.63%, 8/3/10	1,120	1,143
5.30%, 10/17/12	1,625	1,694
Credit Suisse USA, Inc.,
6.13%, 11/15/11	1,040	1,122
Credit Suisse, NY,
5.50%, 5/1/14	840	912
General Electric Capital Corp.,
5.45%, 1/15/13	3,455	3,676
Goldman Sachs Group, Inc. (The),
5.25%, 10/15/13	1,315	1,398
5.45%, 11/1/12	440	473
6.88%, 1/15/11	610	647
HSBC Finance Corp.,
6.38%, 10/15/11	285	303
6.75%, 5/15/11	630	666
7.00%, 5/15/12	700	762
JPMorgan Chase & Co.,
5.38%, 10/1/12	1,920	2,079
Mellon Funding Corp.,
6.40%, 5/14/11	1,275	1,354
Metropolitan Life Global Funding I,
5.75%, 7/25/11 (e)	1,810	1,903
National Australia Bank Ltd.,
5.35%, 6/12/13 (e)	650	700
Principal Life Income Funding Trusts,
5.15%, 6/17/11	2,450	2,553
Prudential Financial, Inc.,
3.63%, 9/17/12	1,090	1,107
Simon Property Group LP,
6.75%, 5/15/14	375	400

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
Sovereign Bancorp, Inc.,
0.48%, 3/23/10 (h)	$1,925	$1,924
Svenska Handelsbanken AB,
2.88%, 9/14/12 (e)	1,060	1,067
TD Ameritrade Holding Corp.,
2.95%, 12/1/12	1,200	1,187
Wells Fargo & Co.,
5.25%, 10/23/12	2,500	2,671
Xlliac Global Funding,
4.80%, 8/10/10 (e)	1,160	1,167
		43,637
Industrials (24.3%)
Agilent Technologies, Inc.,
4.45%, 9/14/12	1,325	1,372
American Honda Finance Corp.,
2.76%, 6/2/11 (e)(h)	1,495	1,532
Amphenol Corp.,
4.75%, 11/15/14	460	461
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14 (e)	785	832
BAE Systems Holdings, Inc.,
4.75%, 8/15/10 (e)	2,200	2,234
Baxter International, Inc.,
4.00%, 3/1/14	1,230	1,270
BellSouth Corp.,
6.00%, 10/15/11	3,670	3,970
BHP Billiton Finance USA Ltd.,
8.50%, 12/1/12	875	1,023
Bottling Group LLC,
6.95%, 3/15/14	665	766
BP Capital Markets plc,
3.63%, 5/8/14	1,300	1,331
British Telecommunications plc,
9.13%, 12/15/10	1,400	1,500
Burlington Resources Finance Co.,
6.68%, 2/15/11	1,595	1,695
Caterpillar Financial Services Corp.,
6.13%, 2/17/14	1,300	1,454
Chevron Corp.,
3.95%, 3/3/14	1,120	1,170
Coca-Cola Enterprises, Inc.,
3.75%, 3/1/12	1,370	1,425
Comcast Cable Holdings LLC,
9.80%, 2/1/12	1,185	1,342
Computer Sciences Corp.,
7.38%, 6/15/11	1,390	1,496
ConAgra Foods, Inc.,
5.88%, 4/15/14	725	791
CVS Caremark Corp.,
5.75%, 8/15/11	635	676
Daimler Finance North America LLC,
7.30%, 1/15/12	1,290	1,403
Dell, Inc.,
3.38%, 6/15/12	395	409
Deutsche Telekom International Finance B.V.,
8.50%, 6/15/10	2,245	2,320
Devon Financing Corp. ULC,
6.88%, 9/30/11	1,400	1,521
Diageo Finance B.V.,
3.88%, 4/1/11	955	986
EOG Co. of Canada,
7.00%, 12/1/11 (e)	1,325	1,423
Fiserv, Inc.,
6.13%, 11/20/12	1,370	1,493
France Telecom SA,
4.38%, 7/8/14	1,455	1,522
Harley-Davidson Funding Corp.,
5.25%, 12/15/12 (e)	820	839
Hewlett-Packard Co.,
0.37%, 3/1/12 (h)	1,505	1,506
International Business Machines Corp.,
4.75%, 11/29/12	980	1,053
John Deere Capital Corp.,
7.00%, 3/15/12	835	927
Kraft Foods, Inc.,
6.75%, 2/19/14	1,245	1,378
Kroger Co. (The),
7.50%, 1/15/14	725	828
Lafarge SA,
6.15%, 7/15/11	772	805
Microsoft Corp.,
2.95%, 6/1/14	445	450
Oracle Corp.,
5.00%, 1/15/11	1,540	1,602
PACCAR, Inc.,
6.38%, 2/15/12	450	488
Praxair, Inc.,
6.38%, 4/1/12	915	1,006
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	730	788
Telecom Italia Capital S.A.,
4.88%, 10/1/10	2,400	2,457
Telefonica Europe B.V.,
7.75%, 9/15/10	925	968
Time Warner Cable, Inc.,
8.25%, 2/14/14	700	819
Time Warner, Inc.,
6.88%, 5/1/12	825	904
Union Pacific Corp.,
6.50%, 4/15/12	1,585	1,732
UnitedHealth Group, Inc.,
5.25%, 3/15/11	655	679
Verizon Global Funding Corp.,
7.25%, 12/1/10	1,140	1,205
7.38%, 9/1/12	1,600	1,805
Yum! Brands, Inc.,
8.88%, 4/15/11	850	920
		60,576
Sovereign (9.7%)
Commonwealth Bank of Australia,
2.50%, 12/10/12 (e)	2,300	2,336
Kingdom of Denmark,
2.75%, 11/15/11	2,448	2,519
Royal Bank of Scotland plc (The),
2.63%, 5/11/12 (e)	9,100	9,236
4.88%, 8/25/14 (e)	1,085	1,101
Swedbank AB,
2.90%, 1/14/13 (e)	5,900	6,013
Westpac Securities NZ Ltd.,
2.50%, 5/25/12 (e)	3,020	3,064
		24,269
U.S. Agency Security (2.2%)
Federal National Mortgage Association,
4.38%, 3/15/13	5,000	5,377

U.S. Treasury Securities (11.6%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/20	14,355	9,235
U.S. Treasury Bond,
3.50%, 2/15/39	200	164
U.S. Treasury Notes,
0.75%, 11/30/11	13,150	13,068

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Treasury Securities (cont’d)
1.13%, 12/15/12	$6,700	$6,595
		29,062
Utilities (3.6%)
Columbus Southern Power Co.,
4.40%, 12/1/10	1,250	1,273
Dominion Resources, Inc./VA,
5.70%, 9/17/12	1,275	1,379
Enterprise Products Operating LLC,
7.50%, 2/1/11	1,455	1,542
FirstEnergy Solutions Corp.,
4.80%, 2/15/15	755	772
Ohio Power Co.,
0.43%, 4/5/10 (h)	2,025	2,025
Plains All American Pipeline LP/PAA Finance Corp.,
4.25%, 9/1/12	1,140	1,177
Southern Co.,
4.15%, 5/15/14	565	582
5.30%, 1/15/12	285	305
		9,055
Total Fixed Income Securities (Cost $237,523)		241,642

	Shares
Short-Term Investments (3.1%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	5,727,229	5,727

	Face Amount
	(000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill,
0.10%, 5/6/10 (j)(r)(w)	$2,130	2,129
Total Short-Term Investments (Cost $7,856)		7,856
Total Investments (99.9%) (Cost $245,379) +		249,498
Other Assets in Excess of Liabilities (0.1%)		165
Net Assets (100%)		$249,663

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2009.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $2,000. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $36,592,000 and $30,865,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2009.
(w)	All or a portion of the security was pledged as collateral for swap agreements.
+

At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $245,379,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,119,000 of which $4,418,000 related to appreciated securities and $299,000 related to depreciated securities.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5 yr. Note	56	$6,405	Mar-10	$(75)
U.S. Treasury
10 yr. Note	85	9,814	Mar-10	(239)
U.S. Treasury
30 yr. Bond	7	808	Mar-10	(43)
Short:
U.S. Treasury
2 yr. Note	556	120,244	Mar-10	640
				$283

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Credit Suisse
	3 Month LIBOR	Pay	5.09%	12/23/19	$7,770	$(37)
	3 Month LIBOR	Receive	4.39	12/23/39	1,864	41
Deutsche Bank
	3 Month LIBOR	Pay	4.40	10/1/16	26,962	(165)
	3 Month LIBOR	Receive	4.41	10/3/18	14,506	172
						$11

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$3,918	3 Month LIBOR	Receive	11/15/19	$(69)
Deutsche Bank
	7,050	3 Month LIBOR	Pay	11/15/21	(605)
	4,009	3 Month LIBOR	Receive	11/15/21	72
JPMorgan Chase
	186	3 Month LIBOR	Receive	11/15/19	(1)
	4,419	3 Month LIBOR	Receive	11/15/20	(91)
					$(694)

LIBOR — London Interbank Offered Rate

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$3,813	$—	$3,813
Agency Bond — Banking (FDIC Guaranteed)	—	1,214	—	1,214
Agency Fixed Rate Mortgages	—	2,329	—	2,329
Asset Backed Securities	—	58,844	—	58,844
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,805	—	2,805
Collateralized Mortgage Obligation	—	661	—	661
Finance	—	43,637	—	43,637
Industrials	—	60,576	—	60,576
Sovereign	—	24,269	—	24,269
U.S. Agency Security	—	5,377	—	5,377
U.S. Treasury Securities	—	29,062	—	29,062
Utilities	—	9,055	—	9,055
Total Fixed Income Securities	—	241,642	—	241,642
Futures Contracts	640	—	—	640
Interest Rate Swap Agreements	—	213	—	213
Short-Term Investments
Investment Company	5,727	—	—	5,727
U.S. Treasury Security	—	2,129	—	2,129
Total Short-Term Investments	5,727	2,129	—	7,856
Zero Coupon Swap Agreements	—	72	—	72
Total Assets	6,367	244,056	—	250,423

Liabilities:
Futures Contracts	357	—	—	357
Interest Rate Swap Agreements	—	202	—	202
Zero Coupon Swap Agreements	—	766	—	766
Total Liabilities	357	968	—	1,325
Total	$6,010	$243,088	$—	$249,098

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (96.9%)
Finance (11.7%)
Abbey National plc,
7.95%, 10/26/29	$50	$56
Ace INA Holdings, Inc.,
6.70%, 5/15/36	40	45
Aetna, Inc.,
6.63%, 6/15/36	40	41
AIG SunAmerica Global Financing X,
6.90%, 3/15/32 (e)	17	14
Allstate Corp. (The),
5.95%, 4/1/36	65	66
6.13%, 12/15/32	30	30
American Express Co.,
8.13%, 5/20/19	55	65
BB&T Corp.,
5.25%, 11/1/19	90	87
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	45	52
Chubb Corp.,
6.50%, 5/15/38	60	66
Citigroup, Inc.,
5.85%, 12/11/34	225	199
6.88%, 3/5/38	45	45
8.13%, 7/15/39	145	164
Credit Suisse USA, Inc.,
7.13%, 7/15/32	50	59
Farmers Exchange Capital,
7.05%, 7/15/28 (e)	100	87
General Electric Capital Corp.,
5.88%, 1/14/38	405	376
6.15%, 8/7/37	5	5
6.75%, 3/15/32	100	102
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	350	361
HSBC Holdings plc,
6.50%, 5/2/36	235	247
JPMorgan Chase & Co.,
6.40%, 5/15/38	225	249
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	110	111
Lincoln National Corp.,
6.30%, 10/9/37	20	19
Merrill Lynch & Co., Inc.,
7.75%, 5/14/38	175	193
MetLife, Inc.,
5.70%, 6/15/35	95	94
10.75%, 8/1/39	30	37
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	15	15
Principal Financial Group, Inc.,
6.05%, 10/15/36	70	64
Protective Life Corp.,
8.45%, 10/15/39	50	48
Prudential Financial, Inc.,
5.90%, 3/17/36	30	28
6.63%, 12/1/37	55	57
UnitedHealth Group, Inc.,
5.80%, 3/15/36	80	72
6.88%, 2/15/38	50	52
Wachovia Corp.,
5.50%, 8/1/35	175	155
Wellpoint, Inc.,
5.95%, 12/15/34	15	14
6.38%, 6/15/37	25	26
		3,401
Industrials (33.2%)
Agrium, Inc.,
7.13%, 5/23/36	105	112
Alcoa, Inc.,
5.95%, 2/1/37	125	108
Altria Group, Inc.,
9.95%, 11/10/38	45	59
10.20%, 2/6/39	80	107
Anheuser-Busch InBev Worldwide, Inc.,
8.00%, 11/15/39 (e)	40	50
8.20%, 1/15/39 (e)	85	108
ArcelorMittal,
7.00%, 10/15/39	140	148
9.85%, 6/1/19	35	45
AT&T Corp.,
8.00%, 11/15/31	375	459
AT&T, Inc.,
6.30%, 1/15/38	30	30
6.40%, 5/15/38	115	119
6.55%, 2/15/39	15	16
Avalon Bay Communities, Inc.,
6.10%, 3/15/20	50	51
BellSouth Corp.,
6.55%, 6/15/34	80	82
Biogen Idec, Inc.,
6.88%, 3/1/18	40	43
Browning-Ferris Industries, Inc.,
7.40%, 9/15/35	50	55
BSKYB Finance UK plc,
6.50%, 10/15/35 (e)	50	51
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	30	34
Burlington Northern Santa Fe Corp.,
6.15%, 5/1/37	55	58
Cenovus Energy, Inc.,
6.75%, 11/15/39 (e)	125	137
Comcast Corp.,
6.40%, 5/15/38	160	165
6.95%, 8/15/37	100	110
ConAgra Foods, Inc.,
7.00%, 10/1/28	20	22
8.25%, 9/15/30	80	96
Corning, Inc.,
7.25%, 8/15/36	50	51
COX Communications, Inc.,
8.38%, 3/1/39 (e)	60	75
CSX Corp.,
6.15%, 5/1/37	60	61
CVS Pass-Through Trust,
6.04%, 12/10/28	102	97
7.51%, 1/10/32 (e)	15	16
8.35%, 7/10/31 (e)	15	16
Daimler Finance North America LLC,
8.50%, 1/18/31	65	80
Delhaize America, Inc.,
9.00%, 4/15/31	60	77
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	85	110
Diamond Offshore Drilling, Inc.,
5.70%, 10/15/39	75	73
Dr. Pepper Snapple Group, Inc.,
7.45%, 5/1/38	75	88
EnCana Corp.,
6.50%, 2/1/38	50	55
6.63%, 8/15/37	45	49
General Electric Co.,
5.25%, 12/6/17	105	107

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	$60	$60
Hess Corp.,
7.13%, 3/15/33	55	62
HJ Heinz Finance Co.,
6.75%, 3/15/32	45	48
Holcim Capital Corp. Ltd.,
6.88%, 9/29/39 (e)	90	95
Home Depot, Inc.,
5.88%, 12/16/36	120	116
International Business Machines Corp.,
5.60%, 11/30/39	110	111
5.88%, 11/29/32	60	62
International Paper Co.,
7.30%, 11/15/39	75	80
JC Penney Corp., Inc.,
7.40%, 4/1/37	50	50
KLA-Tencor Corp.,
6.90%, 5/1/18	45	47
Kohl’s Corp.,
6.00%, 1/15/33	5	5
6.88%, 12/15/37	55	63
Koninklijke KPN N.V.,
8.38%, 10/1/30	25	31
Koninklijke Philips Electronics N.V.,
6.88%, 3/11/38	95	108
Kraft Foods, Inc.,
6.88%, 1/26/39	155	163
Kroger Co. (The),
6.90%, 4/15/38	80	89
LaFarge S.A.,
7.13%, 7/15/36	65	68
Lorillard Tobacco Co.,
8.13%, 6/23/19	85	94
Lowe’s Cos., Inc.,
6.65%, 9/15/37	45	51
Marathon Oil Corp.,
6.60%, 10/1/37	40	43
Meccanica Holdings USA Inc.,
6.25%, 1/15/40 (e)	100	100
Medco Health Solutions, Inc.,
7.13%, 3/15/18	85	96
Newmont Mining Corp.,
6.25%, 10/1/39	150	151
News America, Inc.,
6.40%, 12/15/35	160	165
6.65%, 11/15/37	15	16
7.85%, 3/1/39	40	47
Nexen, Inc.,
7.50%, 7/30/39	125	144
Nokia Oyj,
6.63%, 5/15/39	85	93
Norfolk Southern Corp.,
7.05%, 5/1/37	80	95
Northrop Grumman Space & Mission Systems Corp.,
7.75%, 6/1/29	10	12
Northrop Grumman Systems Corp.,
7.75%, 2/15/31	65	81
Oracle Corp.,
6.50%, 4/15/38	55	61
Petrobras International Finance,
6.88%, 1/20/40	95	98
Petro-Canada,
5.95%, 5/15/35	55	55
6.80%, 5/15/38	30	33
Pfizer, Inc.,
7.20%, 3/15/39	170	208
Philip Morris International, Inc.,
6.38%, 5/16/38	90	98
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/1/36	85	84
Qwest Corp.,
6.88%, 9/15/33	40	35
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	25	26
Rio Tinto Finance USA Ltd.,
7.13%, 7/15/28	30	34
Roche Holdings, Inc.,
7.00%, 3/1/39 (e)	95	115
Schering-Plough Corp.,
6.55%, 9/15/37	80	91
Talisman Energy, Inc.,
7.75%, 6/1/19	25	29
Target Corp.,
7.00%, 1/15/38	100	117
Telecom Italia Capital S.A.,
7.20%, 7/18/36	230	251
Telefonica Europe B.V.,
8.25%, 9/15/30	160	200
Teva Pharmaceutical Finance LLC,
6.15%, 2/1/36	25	26
Time Warner Cable, Inc.,
6.55%, 5/1/37	85	87
6.75%, 6/15/39	60	63
7.30%, 7/1/38	55	61
Time Warner, Inc.,
6.50%, 11/15/36	75	78
7.70%, 5/1/32	240	283
Transocean, Inc.,
6.80%, 3/15/38	100	112
Union Pacific Corp.,
6.25%, 5/1/34	115	119
Vale Overseas Ltd.,
6.88%, 11/21/36 - 11/10/39	125	126
Valero Energy Corp.,
6.63%, 6/15/37	65	61
9.38%, 3/15/19	40	48
Verizon Communications, Inc.,
5.85%, 9/15/35	230	225
6.40%, 2/15/38	70	73
8.95%, 3/1/39	150	204
VF Corp.,
6.45%, 11/1/37	45	47
Viacom, Inc.,
6.88%, 4/30/36	110	119
7.88%, 7/30/30	35	38
Vivendi S.A.,
6.63%, 4/4/18 (e)	40	43
Vodafone Group plc,
6.15%, 2/27/37	45	47
Waste Management, Inc.,
6.13%, 11/30/39	95	95
Weatherford International Ltd.,
7.00%, 3/15/38	60	61
9.63%, 3/1/19	35	44
Wyeth,
5.95%, 4/1/37	35	37
6.45%, 2/1/24	45	50
Xerox Corp.,
5.63%, 12/15/19	20	20
XTO Energy, Inc.,
6.38%, 6/15/38	55	62
6.75%, 8/1/37	85	100

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Yum! Brands, Inc.,
6.88%, 11/15/37	$75	$81
		9,611
Municipal Bonds (1.3%)
American Municipal Power-Ohio, Inc.,
6.45%, 2/15/44	35	35
California State Bonds,
7.55%, 4/1/39	115	113
Chicago Illinois Board of Education,
6.14%, 12/1/39	50	51
District of Columbia Income Tax Revenue,
5.59%, 12/1/34	65	64
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds,
6.18%, 1/1/34	70	71
Massachusetts State Bonds,
5.46%, 12/1/39	35	34
		368
Sovereign (3.3%)
Federative Republic of Brazil,
8.25%, 1/20/34	350	449
Italian Republic,
5.38%, 6/15/33	55	54
Province of Quebec Canada,
7.50%, 9/15/29	179	226
Republic of Peru,
8.75%, 11/21/33	65	85
United Mexican States,
6.05%, 1/11/40	165	159
		973
U.S. Agency Securities (3.2%)
Federal Home Loan Mortgage Corp.,
6.25%, 7/15/32	160	186
6.75%, 3/15/31	500	611
Federal National Mortgage Association,
7.25%, 5/15/30	100	129
		926
U.S. Treasury Securities (36.7%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	2,775	1,758
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	750	442
U.S. Treasury Bonds,
3.50%, 2/15/39	800	655
4.25%, 5/15/39	250	235
4.75%, 2/15/37	2,085	2,131
6.13%, 11/15/27	1,335	1,591
6.25%, 8/15/23	700	836
6.63%, 2/15/27	1,400	1,749
6.75%, 8/15/26	750	947
U.S. Treasury Notes,
3.00%, 8/31/16	250	246
3.75%, 11/15/18	50	50
		10,640
Utilities (7.5%)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	25	24
Columbus Southern Power Co.,
6.60%, 3/1/33	30	32
Consumers Energy Co.,
5.65%, 4/15/20	40	42
Detroit Edison Co. (The),
6.35%, 10/15/32	90	96
Dominion Resources, Inc.,
7.00%, 6/15/38	85	98
ENEL Finance International S.A.,
6.00%, 10/7/39 (e)	100	101
Energy Transfer Partners LP,
9.00%, 4/15/19	40	48
Enterprise Products Operating LLC,
6.65%, 10/15/34	30	31
6.88%, 3/1/33	95	101
Exelon Generation Co., LLC,
6.25%, 10/1/39	140	143
First Energy Solutions Corp.,
6.80%, 8/15/39	100	101
6.80%, 8/15/39 (e)	80	81
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	66
6.95%, 1/15/38	120	128
7.30%, 8/15/33	5	5
Nevada Power Co.,
6.65%, 4/1/36	125	132
Ohio Edison Co.,
6.88%, 7/15/36	65	70
Ohio Power Co.,
6.60%, 2/15/33	110	115
Oneok Partners LP,
8.63%, 3/1/19	25	30
Plains All American Pipeline LP/PAA Finance Corp.,
6.65%, 1/15/37	45	46
6.70%, 5/15/36	75	77
PPL Electric Utilities Corp.,
6.45%, 8/15/37	30	33
Progress Energy, Inc.,
7.00%, 10/30/31	25	27
PSEG Power LLC,
8.63%, 4/15/31	90	117
Sempra Energy,
6.00%, 10/15/39	125	124
Spectra Energy Capital LLC,
7.50%, 9/15/38	45	50
Texas Eastern Transmission LP,
7.00%, 7/15/32	55	62
Williams Cos., Inc. (The),
7.75%, 6/15/31	165	181
		2,161
Total Fixed Income Securities (Cost $27,108)		28,080

Shares
Short-Term Investments (2.1%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	350,433	350

	Face Amount
	(000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill,
0.10%, 5/6/10 (j)(r)(w)	$265	265
Total Short-Term Investments (Cost $615)		615
Total Investments (99.0%) (Cost $27,723) +		28,695
Other Assets in Excess of Liabilities (1.0%)		276
Net Assets (100%)		$28,971

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled less than $500. For the period ended December 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $3,369,000 and $3,624,000, respectively.

(r)	Rate shown is the yield to maturity at December 31, 2009.
+

At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $27,723,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $972,000 of which $1,352,000 related to appreciated securities and $380,000 related to depreciated securities.

(w)	All or a portion of the security was pledged as collateral for swap agreements.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5 yr. Note	26	$2,974	Mar-10	$(56)
U.S. Treasury
30 yr. Bond	9	1,038	Mar-10	(22)
Short:
U.S. Treasury
2 yr. Note	32	6,921	Mar-10	34
U.S. Treasury
10 yr. Note	1	115	Mar-10	2
				$(42)

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Credit Suisse
	3 Month LIBOR	Pay	5.09%	12/23/19	$1,890	$(9)
	3 Month LIBOR	Receive	4.39	12/23/39	454	10
Deutsche Bank
	3 Month LIBOR	Pay	4.40	10/1/16	6,539	(40)
	3 Month LIBOR	Receive	4.41	10/3/18	3,519	42
						$3

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$609	3 Month LIBOR	Receive	11/15/19	$(11)
	995	3 Month LIBOR	Pay	11/15/19	(77)
Deutsche Bank
	370	3 Month LIBOR	Receive	11/15/21	7
JPMorgan Chase
	276	3 Month LIBOR	Receive	11/15/19	(2)
	256	3 Month LIBOR	Receive	11/15/21	(1)
					$(84)

LIBOR — London Interbank Offered Rate

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Finance	$—	$3,401	$—	$3,401
Industrials	—	9,611	—	9,611
Municipal Bonds	—	368	—	368
Sovereign	—	973	—	973
U.S. Agency Securities	—	926	—	926
U.S. Treasury Securities	—	10,640	—	10,640
Utilities	—	2,161	—	2,161
Total Fixed Income Securities	—	28,080	—	28,080
Futures Contracts	36	—	—	36
Interest Rate Swap Agreements	—	52	—	52
Short-Term Investments
Investment Company	350	—	—	350
U.S. Treasury Security	—	265	—	265
Total Short-Term Investments	350	265	—	615
Zero Coupon Swap Agreements	—	7	—	7
Total Assets	386	28,404	—	28,790
Liabilities:
Futures Contracts	78	—	—	78
Interest Rate Swap Agreements	—	49	—	49
Zero Coupon Swap Agreements	—	91	—	91
Total Liabilities	78	140	—	218
Total	$308	$28,264	$—	$28,572

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (98.0%)
Collateralized Mortgage Obligations — Agency Collateral Series (0.0%)
Federal National Mortgage Association,
Inv Fl IO REMIC
8.77%, 3/25/23	$311	$36
Government National Mortgage Association,
Inv Fl IO
7.72%, 12/16/25	214	34
7.77%, 5/16/32	141	25
8.32%, 4/16/19 - 12/16/29	494	62
		157
Mortgages — Other (0.2%)
Countrywide Alternative Loan Trust,
0.53%, 12/20/46 (h)	2,658	325
WaMu Mortgage Pass Through Certificates,
0.48%, 1/25/47 (h)	2,006	178
Washington Mutual Alternative Mortgage Pass Through Certificates,
0.51%, 6/25/46 (h)	2,312	224
0.53%, 10/25/46 (h)	2,376	111
		838
Municipal Bonds (97.8%)
Alameda Unified School District General Obligation Bonds (FSA),
Zero Coupon, 8/1/33	9,915	2,135
Alaska Railroad Corp., Revenue Bonds (FGIC),
5.00%, 8/1/15	2,680	2,949
Allegheny County, PA, Hospital Development Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series A,
5.00%, 9/1/18	3,000	3,206
Amarillo, TX, General Obligation Bonds (MBIA),
5.00%, 5/15/13	1,020	1,143
Badger TOB Asset Securitization Corp., WI, Revenue Bonds,
6.13%, 6/1/27	770	835
Brandon School District, MI, General Obligation Bonds (FSA; Q-SBLF),
5.00%, 5/1/16 - 5/1/19	4,230	4,675
Brazos, TX, Harbor Industrial Development Corp.,
Environmental Facilities, Dow Chemical Project, Revenue Bonds,
5.90%, 5/1/38 (h)	2,695	2,627
Brownsville, TX, Utility System, Revenue Bonds (FSA),
5.00%, 9/1/23	1,240	1,345
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
5.38%, 6/1/24	4,655	4,309
California State Public Works Board, Revenue Bonds,
5.25%, 6/1/13	1,150	1,233
5.50%, 6/1/15	1,275	1,360
California State, General Obligation Bonds,
5.25%, 2/1/14	1,375	1,509
Camden, AL, Industrial Development Board, Revenue Bonds,
6.13%, 12/1/24	625	733
Chandler, AZ, Industrial Development Authority, Revenue Bonds,
4.38%, 12/1/35 (h)	1,400	1,440
Chicago, IL, Board of Education, General Obligation Bonds (FSA),
5.00%, 12/1/17	1,010	1,133
Chicago, IL, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/19	4,000	2,699
Chicago, IL, Transit Authority, Revenue Bonds (AGC),
5.25%, 6/1/23 - 6/1/24	6,165	6,565
Citizens Property Insurance Corp., FL, Revenue Bonds (MBIA),
5.00%, 3/1/12	3,000	3,107
City of Houston, TX, General Obligation Bonds (MBIA),
5.00%, 3/1/16	1,000	1,139
City of Lakeland FL Revenue Bonds,
1.00%, 1/7/10 (h)	3,000	3,025
1.35%, 1/7/10 (h)	2,000	2,017
City of Seattle, WA, Revenue Bonds,
5.00%, 2/1/18	1,795	2,006
Clark County, WA, School District No. 117, Camas, General Obligation Bonds (FSA),
5.00%, 12/1/13	1,500	1,696
Clear Creek, TX, Independent School District (PSFG),
5.65%, 2/15/19	35	35
Cleveland, OH, Income Tax, Bridges & Roadways, Revenue Bonds (AGC),
5.00%, 10/1/25	1,555	1,661
Coachella Valley, Unified School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/30	1,000	254
Colorado E470 Public Highway Authority, Revenue Bonds (MBIA),
Zero Coupon, 9/1/29	18,900	5,231
Cook County, IL, School District, General Obligation Bonds (MBIA),
Zero Coupon, 12/1/22	4,125	2,058
County of Bexar, TX, General Obligation Bonds (FSA),
5.00%, 6/15/14	1,330	1,516
County of Miami-Dade, FL, Revenue Bonds (FGIC),
5.00%, 8/1/12 - 8/1/13	8,465	9,101
County of Osceola, FL, Revenue Bonds (AMBAC),
5.00%, 10/1/12 - 10/1/13	5,070	5,564
County of Riverside, CA, COP (AMBAC),
5.00%, 11/1/14	3,500	3,864
County of St. Lucie, FL, Transportation Revenue Bonds (AMBAC),
5.00%, 8/1/13	1,000	1,111
Cowlitz County, WA, Public Utility District No. 1 (FGIC),
5.00%, 9/1/11	2,445	2,587
Cranberry Township, PA, General Obligation Bonds (FGIC),
4.80%, 12/1/18	1,310	1,381
Crisp County Development Authority, Revenue Bonds,
5.55%, 2/1/15	200	205
Crown Point, IN, Multi-School Building Corp., Revenue Bonds (MBIA),
Zero Coupon, 1/15/24	5,200	2,628
Dearborn, MI, School District, General Obligation Bonds (FGIC; Q-SBLF),
5.00%, 5/1/16	2,480	2,763
Detroit, MI, City School District, School Building & Site Improvement, General Obligation Bonds (FSA; Q- SBLF),
5.00%, 5/1/12	1,000	1,068
Detroit, MI, Sewer Disposal, Revenues Bonds (BHAC; FGIC),
5.50%, 7/1/26	475	508
Director of the State of Nevada Department of Business & Industry, Revenue Bonds,
5.63%, 12/1/26 (h)	1,100	1,128
District of Columbia, General Obligation Bonds (FSA),
5.00%, 6/1/16 - 6/1/19	7,325	8,162

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Dover, PA, Area School District, General Obligation Bonds (FGIC),
5.00%, 4/1/16	$1,000	$1,050
Eagle, IN, Union Middle School Building, Revenue Bonds (AMBAC),
4.90%, 7/5/16	1,000	1,027
5.00%, 7/5/17	1,500	1,570
Elizabeth Forward, PA, School District (MBIA),
Zero Coupon, 9/1/11	1,250	1,224
Eureka, CA, Union School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/30	5,090	1,424
Everett, WA, Water & Sewer, Revenue Bonds (MBIA),
5.00%, 7/1/13	1,630	1,831
Florida Municipal Loan Council, Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/13	3,850	4,164
Florida State Board of Education, Revenue Bonds (AMBAC),
5.00%, 7/1/19	2,500	2,700
Florida State Department of Environmental Protection, Revenue Bonds (AMBAC),
5.00%, 7/1/14	3,005	3,319
Florida State Mid-Bay Bridge Authority, Revenue Bonds (AGC),
5.00%, 10/1/22	4,225	4,594
Fontana, CA, Unified School District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/30 - 8/1/32	20,050	5,168
Fort Wayne Hospital Authority, IN, Revenue Bonds (MBIA),
4.70%, 11/15/11	520	526
Georgetown County, SC, Pollution Control Facility, Revenue Bonds,
5.13%, 2/1/12	725	736
Gilliam County, OR, Solid Waste Disposal, Revenue Bonds,
4.88%, 7/1/38 (h)	1,400	1,449
Girard Area, PA, School District, General Obligation Bonds (FGIC),
Zero Coupon, 10/1/18 - 10/1/19	950	633
Greenville, MI, Public Schools, General Obligation Bonds (FSA; Q-SBLF),
5.00%, 5/1/16 - 5/1/18	2,645	2,941
Greenwood Fifty School Facilities, Inc., SC, Installment Purchase, Revenue Bonds (AGC),
5.00%, 12/1/11	1,000	1,067
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds,
4.55%, 4/1/12	830	845
Harris County, TX, Health Facilities Development Corp.,
Thermal Utilities, Revenue Bonds (AGC),
5.25%, 11/15/24	1,950	2,091
Harvey County, KS, Unified School District No. 373 Newton Refunding & Improvement (MBIA),
5.00%, 9/1/19	2,630	2,881
Houston, TX, Community College System, Revenue Bonds (AMBAC),
4.00%, 4/15/12	1,465	1,565
Houston, TX, Hotel Occupancy, Revenue Bonds (FSA; AMBAC),
Zero Coupon, 9/1/25 - 9/1/26	14,175	5,998
Houston, TX, Utility System, Revenue Bonds (FGIC),
5.00%, 11/15/13	1,000	1,119
Illinois Finance Authority, Edward Hospital, Revenue Bonds (AMBAC),
6.00%, 2/1/23 - 2/1/26	2,455	2,617
Illinois Finance Authority, Gas Supply, Revenue Bonds,
3.75%, 2/1/33 (h)	5,150	5,178
Illinois Finance Authority, Northwestern Memorial Hospital, Revenue Bonds,
5.00%, 8/15/16	1,890	2,054
Illinois Health Facilities Authority, Revenue Bonds (MBIA),
5.00%, 11/15/12	1,000	1,007
Illinois Municipal Electric Agency, Revenue Bonds (FGIC),
5.00%, 2/1/13 - 2/1/15	2,065	2,282
Indiana Port Commission, Revenue Bonds,
4.10%, 5/1/12	3,450	3,583
Indiana State Development Finance Authority, Revenue Bonds,
4.70%, 10/1/31 (h)	100	97
Indiana Transportation Finance Authority, Highway Revenue Bonds (AMBAC),
Zero Coupon, 12/1/16	1,695	1,343
Indio, CA, Redevelopment Agency, Tax Allocation,
5.00%, 8/15/24	1,470	1,427
5.13%, 8/15/25	2,015	1,965
Intermountain Power Agency, UT, Power Supply, Revenue Bonds,
Zero Coupon, 7/1/17	1,750	1,352
Iowa Finance Authority, Private University, Revenue Bonds (CIFG),
5.00%, 4/1/13	1,210	1,287
Kendall, Kane & Will Counties, IL, Community School District No. 308, General Obligation Bonds (FSA),
Zero Coupon, 2/1/23 - 2/1/27	9,910	4,869
Kentucky Asset Liability Commission, KY, Revenue Bonds (MBIA),
5.00%, 9/1/14	1,800	2,041
Lake County, IL, Community Consolidated School District, General Obligation Bonds (FGIC),
Zero Coupon, 12/1/19 - 12/1/21	12,775	7,857
Lansing, MI, Board of Water & Light, Revenue Bonds,
5.00%, 7/1/24	1,000	1,066
Las Vegas, NV, Redevelopment Agency, Revenue Bonds,
6.25%, 6/15/16	1,475	1,628
Lexington County, SC, Revenue Bonds,
5.00%, 11/1/16	165	177
Long Beach, CA, Community College District, General Obligation Bonds (FGIC),
Zero Coupon, 5/1/14	2,465	2,187
Los Angeles, CA, Unified School District, General Obligation Bonds,
5.25%, 7/1/22	3,200	3,483
Louisiana Correctional Facilities Corp., LA, Revenue Bonds (AMBAC),
5.00%, 9/1/12	1,230	1,332
Louisiana Local Government Environmental Facilities, Community Development Authority, Revenue Bonds, Bossier City Public Improvement Projects (AMBAC),
5.00%, 11/1/13 - 11/1/15	2,520	2,783
Louisiana Offshore Terminal Authority, LA, Revenue Bonds,
4.30%, 10/1/37 (h)	2,850	2,908
Lubbock, TX, General Obligation Bonds (FSA),
5.00%, 2/15/14	1,355	1,535

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Madera, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/26 - 8/1/28	$7,000	$2,329
Madison & Jersey Counties, IL, Unit School District, General Obligation Bonds (FSA),
Zero Coupon, 12/1/20	2,900	1,805
Maricopa County, AZ, Pollution Control,
6.00%, 5/1/14 (h)	1,400	1,464
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
4.80%, 7/1/12	1,665	1,675
Memphis-Shelby Sports Authority, Inc., Revenue Bonds, Memphis Arena Project (MBIA),
5.00%, 11/1/13	1,410	1,541
Merced City, CA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/29	4,665	1,326
Merrillville, IN, Multi School Building Corp., Revenue Bonds,
5.00%, 1/15/17 - 7/15/17	2,545	2,751
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds (MBIA),
Zero Coupon, 6/15/20 - 12/15/23	5,175	3,046
Miami-Dade County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 5/1/13	5,995	6,477
Michigan City, IN, Area-Wide School Building Corp., Revenue Bonds (FGIC),
Zero Coupon, 1/15/17 - 1/15/20	6,750	4,958
Michigan State Strategic Fund, Michigan House of Representatives Facilities, Revenue Bonds (AGC),
5.25%, 10/15/23	1,485	1,603
Michigan State Strategic Fund, Solid Waste Management Project, Revenue Bonds (GTY AGMT),
4.63%, 12/1/12	275	285
Monmouth County, NJ, Improvement Authority, Revenue Bonds (AMBAC),
5.00%, 12/1/16 - 12/1/17	3,010	3,268
Montour, PA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 1/1/13	300	287
Mount San Antonio, CA, Community College District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/16 - 8/1/17	27,555	20,967
Murrieta Valley, CA, Unified School District, Public Financing Authority, General Obligation Bonds (FSA),
Zero Coupon, 9/1/24 - 9/1/30	15,100	4,895
Nebraska Public Power District, Revenue Bonds (FSA),
5.00%, 1/1/13	2,000	2,214
New Mexico Finance Authority, Revenue Bonds (MBIA),
5.00%, 6/15/13 - 6/15/14	2,200	2,471
New Orleans, LA, Audubon Commission, General Obligation Bonds (FSA),
5.00%, 10/1/13	1,695	1,909
New York City, NY, Industrial Development Agency, Revenue Bonds (FSA),
6.00%, 11/1/15	1,075	1,078
New York State Dormitory Authority, Lease Revenue Bonds,
5.25%, 7/1/32 (h)	750	830
New York State Dormitory Authority, Revenue Bonds (CIFG),
6.00%, 11/15/23 (h)	970	1,073
Noblesville, IN, High School Building Corp., Revenue Bonds (AMBAC),
Zero Coupon, 2/15/19	1,850	1,220
5.00%, 7/10/13	2,475	2,766
North Side, IN, High School Building Corp., Revenue Bonds (FSA),
5.25%, 7/15/13	2,910	3,331
Northwest Allen County, Middle School Building Corp. (FSA),
5.00%, 7/15/16 - 7/15/19	4,595	5,053
Norwalk-LA Mirada, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25	8,900	3,452
Ohio State, Solid Waste, Revenue Bonds,
4.25%, 4/1/33 (h)	700	681
Ohio State, Water Development Authority, Pollution Control Facilities, First Energy, Revenue Bonds,
5.88%, 6/1/16 (h)	865	935
Okemos, MI, Public School District, General Obligation Bonds (MBIA; Q-SBLF),
Zero Coupon, 5/1/15	900	771
Pajaro Valley, CA, Unified School District, COP, General Obligation Bonds (FSA),
Zero Coupon, 8/1/27	2,220	772
Palm Beach County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 8/1/11	1,880	1,985
Palm Beach County School Board, FL, COP, General Obligation Bonds (MBIA),
5.00%, 8/1/12 - 8/1/13	7,280	7,940
Palomar Pomerado Health (MBIA),
Zero Coupon, 8/1/16 - 8/1/19	11,170	7,499
Penn Hills Municipality, PA, General Obligation Bonds,
Zero Coupon, 6/1/12 - 12/1/13	2,115	1,898
Pennsylvania Convention Center Authority, Revenue Bonds (FGIC),
6.70%, 9/1/16	450	527
Pennsylvania State Financing Authority, Aliquippa School District, Revenue Bonds,
Zero Coupon, 6/1/12	685	648
Philadelphia, PA, Authority for Industrial Development (FSA),
5.00%, 2/15/15	2,150	2,425
Pittsburgh, PA, Urban Redevelopment Authority, Revenue Bonds (FGIC),
Zero Coupon, 9/1/26	8,480	3,150
Pittsburgh, PA, Water & Sewer Authority, Water & Sewer System, Revenue Bonds (FSA),
5.00%, 9/1/13	1,000	1,111
Puerto Rico Sales Tax Financing Corp., Revenue Bonds,
5.00%, 8/1/11 (h)	2,895	3,037
Regional Transportation District, CO, COP (AMBAC),
5.00%, 12/1/12	5,540	6,079
Rescue Union School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27	2,000	642
Richland County, SC, Revenue Bonds,
6.10%, 4/1/23	725	727
Rincon Valley, CA, Union School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/32 - 8/1/34	6,055	1,316
Robinson Township, PA, Municipal Authority, Revenue Bonds,
6.90%, 5/15/18	35	42

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Saginaw, MI, Hospital Financing Authority, Revenue Bonds (MBIA),
5.38%, 7/1/19	$1,265	$1,269
Sam Rayburn, TX, Municipal Power Agency, Revenue Bonds,
6.00%, 10/1/21	650	667
Santa Ana, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,179
Seminole County, FL, School Board, COP (AMBAC),
5.00%, 7/1/12	4,070	4,403
Steel Valley, PA, Allegheny County School District, General Obligation Bonds,
Zero Coupon, 11/1/11 - 11/1/17	1,820	1,592
Tallahassee Blueprint 2000 Intergovernmental Agency, Revenue Bonds (MBIA),
5.00%, 10/1/13 - 10/1/14	3,105	3,416
Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 2/15/14	2,000	2,164
Texas State Turnpike Authority, Revenue Bonds (AMBAC),
Zero Coupon, 8/15/18	5,700	3,532
Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1,
4.75%, 6/1/23	5,190	4,731
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds,
6.50%, 6/1/26	805	811
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds,
5.50%, 5/15/30	1,350	1,350
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds,
6.00%, 6/1/23	1,205	1,215
Traverse City, MI, Public Schools (FSA),
5.00%, 5/1/16 - 5/1/19	7,840	8,826
Twin Rivers Unified School District, CA, General Obligation Bonds,
Zero Coupon, 4/1/14	2,950	2,516
Union Elementary School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27 - 9/1/28	8,000	2,745
University of Utah, COP, General Obligation Bonds (AMBAC),
5.00%, 12/1/11 - 12/1/13	4,040	4,464
Upper Darby Township, PA, General Obligation Bonds (AMBAC),
Zero Coupon, 7/15/11	525	515
Utah County, UT, Environmental Improvement, Revenue Bonds,
5.05%, 11/1/17	170	179
Victor Elementary School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 2/1/30	2,100	544
Virginia State Peninsula Regional Jail Authority, Regional Jail Facilities, Revenue Bonds (MBIA),
5.00%, 10/1/12 - 10/1/13	2,705	2,986
Warren, MI, Consolidated School District, General Obligation Bonds (Q-SBLF),
4.15%, 5/1/14	1,000	1,061
Washington State Health Care Facilities, (Providence Health), Revenue Bonds (FSA),
5.25%, 10/1/33	1,975	2,027
Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds (AMBAC),
Zero Coupon, 6/1/14 - 6/1/16	8,160	7,155
Washoe County, NV, General Obligation Bonds (FSA),
Zero Coupon, 7/1/18	4,235	3,127
Washoe County, NV, School District, School Improvement, General Obligation Bonds,
4.75%, 6/1/26	1,405	1,441
West Contra Costa, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25 - 8/1/27	23,200	8,050
West Virginia University, Revenue Bonds (AMBAC),
Zero Coupon, 4/1/22	1,000	564
Westfield High School Building Corp., IN, Revenue Bonds (FSA),
5.00%, 1/10/13	1,285	1,426
William S. Hart Union High School District, CA, General Obligation Bonds (FSA),
Zero Coupon, 9/1/21 - 9/1/28	18,290	8,579
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
5.63%, 2/15/12	1,000	1,074
Yosemite, CA, Community College District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/24 - 8/1/25	6,570	2,881
		424,439
Total Fixed Income Securities (Cost $426,810)		425,434

	Shares
Preferred Stocks (1.1%)
Finance (1.1%)
ABN AMRO North America Capital Funding Trust I, 6.97% (e)(h)(l)	5,875	3,329
Federal Home Loan Mortgage Corp.,
4.68% (a)(h)(l)	19,000	25
Federal Home Loan Mortgage Corp.,
5.16% (a)(h)(l)	89,800	138
International Lease Finance Corp.,
4.70% (h)(l)	31	1,116
Lehman Brothers Holdings, Inc.
7.95% (a)(b)(l)	103,500	8
Total Preferred Stocks (Cost $15,289)		4,616

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (p)
(Cost $2,941)	2,940,892	2,941
Total Investments (99.8%) (Cost $445,040) +		432,991
Other Assets in Excess of Liabilities (0.2%)		1,016
Net Assets (100%)		$434,007

(a)	Non-income producing security.
(b)	Issuer is in default.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2009.
(l)	Security has been deemed illiquid at December 31, 2009.

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2009 (unaudited)

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended December 31, 2009, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled less than $500. During the period ended December 31, 2009, the approximate cost of purchases and sales in the Liqu idity Fund were $63,463,000 and $81,914,000, respectively.

+

At December 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $445,040,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $12,049,000 of which $17,854,000 related to appreciated securities and $29,903,000 related to depreciated securities.

AGC	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guarantee
COP	Certificate of Participation
GTY AGMT	Guaranty Agreement
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2009.
IO	Interest Only
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed
Q-SBLF	Qualified State Bond Loan Fund
REMIC	Real Estate Mortgage Investment Conduit
TOB	Tender Offer Bonds

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5 yr. Note	279	$31,913	Mar-10	$(614)
U.S. Treasury
10 yr. Note	234	27,016	Mar-10	(656)
Short:
U.S. Treasury
2 yr. Note	88	19,031	Mar-10	96
U.S. Treasury
30 yr. Bond	602	69,456	Mar-10	2,890
				$1,716

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009. (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Collateralized Mortgage Obligations — Agency Collateral Series	$—	$157	$—	$157
Mortgages — Other	—	838	—	838
Municipal Bonds	—	424,439	—	424,439
Total Fixed Income Securities	—	425,434	—	425,434
Futures Contracts	2,986	—	—	2,986
Preferred Stocks
Finance	171	4,445	—	4,616
Total Preferred Stocks	171	4,445	—	4,616
Short-Term Investment
Investment Company	2,941	—	—	2,941
Total Assets	6,098	429,879	—	435,977

Liabilities:
Futures Contracts	1,270	—	—	1,270
Total Liabilities	1,270	—	—	1,270
Total	$4,828	$429,879	$—	$434,707

Notes to Portfolio of Investments

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees (the “Trustees”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Trustees. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange- traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and executive director officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund Trust

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	February 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	February 18, 2010

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	February 18, 2010